JPMorgan Municipal ETF
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 88.4% (a)
Alabama — 2.0%
Black Belt Energy Gas District, Gas Project
Series 2023A, Rev., 5.25%, 10/1/2030 (b)	2,000,000	2,097,934
Series 2023B-2, Rev., LIQ : Royal Bank of Canada, 5.25%, 12/1/2030 (b)	1,010,000	1,069,136
Series 2024B, Rev., 5.00%, 9/1/2032 (b)	1,520,000	1,583,225
Series 2024D, Rev., 5.00%, 11/1/2034 (b)	17,590,000	18,431,310
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (b)	2,820,000	2,756,495
County of Jefferson sewer
Rev., 5.00%, 10/1/2037	2,000,000	2,115,920
Rev., 5.25%, 10/1/2042	2,000,000	2,077,655
Energy Southeast A Cooperative District Series 2023A-1, Rev., 5.50%, 1/1/2031 (b)	5,000,000	5,338,375
Lower Alabama Gas District (The), Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,250,000	1,313,006
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024B, Rev., AMT, 4.75%, 12/1/2054	8,900,000	8,025,293
Selma Industrial Development Board, International Paper Co. Projects
Series 2020A, Rev., 1.38%, 6/16/2025 (b)	400,000	399,582
Series 2019A, Rev., 3.45%, 10/1/2031 (b)	1,575,000	1,536,268
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2024B, Rev., 5.00%, 5/1/2032 (b)	1,500,000	1,567,728
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (b)	5,870,000	6,116,994
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	2,115,000	2,068,031
Southeast Energy Authority A Cooperative District, Project No. 3 Series 2022A-1, Rev., 5.50%, 12/1/2029 (b)	1,000,000	1,054,800
University of Alabama (The), Huntsville General Fee Series 2018B-2, Rev., 5.00%, 9/1/2031	95,000	100,441
Total Alabama		57,652,193
Alaska — 0.5%
Alaska Housing Finance Corp., State Capital Project Series II 2024A, Rev., 5.00%, 12/1/2027	1,000,000	1,047,157
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project
Series 2019A, Rev., 5.00%, 10/1/2033	1,500,000	1,560,599
Series 2019A, Rev., 4.00%, 10/1/2034	2,110,000	2,072,674
Series 2019A, Rev., 4.00%, 10/1/2036	2,455,000	2,365,839
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Series 2025A, Rev., 5.00%, 9/1/2030	1,875,000	2,034,913
Municipality of Anchorage Series 2024A, Rev., AMT, 5.50%, 2/1/2030	1,800,000	1,946,475
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation
Series 2021B1CL2, Rev., 4.00%, 6/1/2050	2,525,000	2,363,834
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	14,500,000	1,788,735
Total Alaska		15,180,226
Arizona — 2.4%
Arizona Board of Regents Series 2020A, Rev., 5.00%, 7/1/2033	430,000	460,634
Arizona Board of Regents, State University
Series 2020A, Rev., 5.00%, 7/1/2030	105,000	114,550
Series 2024, Rev., 5.00%, 8/1/2042	1,000,000	1,049,198
Arizona Industrial Development Authority, Academies of Math and Science Projects, Rev., 4.50%, 7/1/2033 (c)	510,000	503,549
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2023A, Rev., 5.00%, 11/1/2030	1,505,000	1,603,492
Series 2024A, Rev., 5.00%, 11/1/2040	1,090,000	1,111,675
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025A-2, Rev., 5.13%, 1/1/2059	250,000	228,589
Arizona Industrial Development Authority, KIPP Nashville Project
Series 2022A, Rev., 5.00%, 7/1/2028	225,000	230,689

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Series 2022A, Rev., 5.00%, 7/1/2029	235,000	241,905
Arizona Industrial Development Authority, KIPP NYC Public Charter Schools Jerome Facility Project Series 2021B, Rev., 4.00%, 7/1/2041	1,430,000	1,260,238
Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2041	1,000,000	881,285
Arizona Industrial Development Authority, Multi-Family The Ranches At Gunsmoke Project, Rev., 5.00%, 11/1/2026 (b)	2,580,000	2,639,664
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund
Series 2023A, Rev., 5.00%, 11/1/2028	2,825,000	2,943,147
Series 2020A, Rev., 4.00%, 11/1/2038	200,000	184,048
Series 2023A, Rev., 5.00%, 11/1/2038	1,000,000	1,027,146
Series 2023A, Rev., 5.00%, 11/1/2040	1,950,000	1,981,889
Series 2023A, Rev., 5.25%, 11/1/2048	1,000,000	1,004,326
City of Glendale Water and Sewer, Senior Lien, Rev., 5.00%, 7/1/2040	475,000	506,746
City of Lake Havasu City Wastewater System, Senior Lien
GO, 5.00%, 7/1/2036	2,000,000	2,235,201
GO, 5.00%, 7/1/2040	1,200,000	1,292,495
GO, 5.00%, 7/1/2041	500,000	534,070
City of Mesa Utility System
Rev., A.G., 5.00%, 7/1/2029	1,750,000	1,884,179
Rev., A.G., 5.00%, 7/1/2031	1,375,000	1,517,716
Rev., A.G., 5.00%, 7/1/2032	2,000,000	2,227,480
Rev., A.G., 5.00%, 7/1/2033	1,000,000	1,120,737
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2019A, Rev., 5.00%, 7/1/2044	2,000,000	2,010,787
City of Phoenix Civic Improvement Corp., Junior Lien, Wastewater System
Series 2023, Rev., 5.00%, 7/1/2041	2,000,000	2,109,507
Series 2023, Rev., 5.00%, 7/1/2043	4,000,000	4,160,868
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System Series 2023, Rev., AMT, 5.00%, 7/1/2025	500,000	500,513
City of Scottsdale, Project of 2019, GO, 4.00%, 7/1/2041 (d)	2,800,000	2,743,758
Glendale Union High School District No. 205, Arizona School Improvement Project of 2024 Series 2024A, GO, A.G., 5.00%, 7/1/2036	1,025,000	1,126,267
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 6/25/2025 (c)	350,000	350,181
Maricopa County Industrial Development Authority, Banner Health Series 2023A-1, Rev., 5.00%, 5/15/2026 (b)	1,385,000	1,404,624
Maricopa County Industrial Development Authority, Honorhealth Series 2024D, Rev., 5.00%, 12/1/2042	2,850,000	2,900,700
Maricopa County Industrial Development Authority, Valley Christian Schools Project Series 2023A, Rev., 6.00%, 7/1/2043 (c)	945,000	913,160
Maricopa County School District No. 3, Tempe Elementary, School Improvement, Project of 2016 Series 2017A, GO, 5.00%, 7/1/2027	30,000	31,347
Maricopa County Unified School District No. 60 Higley, COP, A.G., 5.00%, 6/1/2036	200,000	214,147
Maricopa County Union High School District No. 216 Agua Fria, Project of 2023 and 2024
GO, 5.00%, 7/1/2037	1,250,000	1,367,499
GO, 5.00%, 7/1/2039	1,200,000	1,289,141
GO, 5.00%, 7/1/2041	850,000	899,888
Pima County Unified School District No. 1 Tucson, Project of 2023
Series 2024A, GO, A.G., 5.00%, 7/1/2025	1,100,000	1,101,630
Series 2024A, GO, A.G., 5.00%, 7/1/2036	1,000,000	1,091,573
Series 2024A, GO, A.G., 5.00%, 7/1/2040	1,700,000	1,800,768
Salt River Project Agricultural Improvement and Power District Series 2025A, Rev., 5.00%, 1/1/2042	1,500,000	1,597,008

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2024B, Rev., 5.00%, 5/1/2039	6,000,000	6,556,088
Series 2023B, Rev., 5.25%, 1/1/2053	1,000,000	1,037,849
Salt Verde Financial Corp. Series 2007-1, Rev., 5.25%, 12/1/2026	100,000	102,001
Town of Queen Creek Excise Tax, Rev., 5.00%, 8/1/2054	5,000,000	5,101,093
Total Arizona		69,195,045
Arkansas — 0.1%
Arkansas Development Finance Authority, Hybar Steel Project Series 2023A, Rev., AMT, 6.88%, 7/1/2048 (c)	1,000,000	1,071,890
City of Springdale Water and Sewer, Rev., 5.00%, 9/1/2033	1,000,000	1,078,821
University of Arkansas, Various Facilities Fayetteville Campus Series 2024B, Rev., 5.00%, 11/1/2031	1,250,000	1,387,898
Total Arkansas		3,538,609
California — 6.8%
Alvord Unified School District, 2007 Election Series 2011B, GO, A.G., Zero Coupon, 8/1/2036	5,000,000	3,084,854
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series 2024B, Rev., AMT, A.G., 4.38%, 7/1/2049	500,000	452,870
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	2,565,000	2,666,225
Series 2023G-1, Rev., 5.25%, 4/1/2030 (b)	3,910,000	4,101,461
Series 2021B-1, Rev., 4.00%, 8/1/2031 (b)	6,750,000	6,670,019
Series 2024A, Rev., 5.00%, 4/1/2032 (b)	5,000,000	5,246,329
Series 2024G, Rev., 5.00%, 8/1/2032 (b)	4,000,000	4,112,640
Series 2024E, Rev., 5.00%, 9/1/2032 (b)	3,000,000	3,149,538
Series 2024H, Rev., 5.00%, 8/1/2033 (b)	5,870,000	6,243,890
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	7,500,000	1,757,951
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp. Series A, Rev., 5.00%, 6/1/2047	2,500,000	2,250,110
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp. Series 2020B-2, Rev., Zero Coupon, 6/1/2055	15,260,000	2,769,237
California County Tobacco Securitization Agency, Sonoma County Securitization Corp. Series 2020B 2, Rev., Zero Coupon, 6/1/2055	1,000,000	201,049
California Health Facilities Financing Authority Series 2025A, Rev., 5.00%, 2/1/2044 (d)	1,000,000	1,036,920
California Health Facilities Financing Authority, Adventist Health System
Series 2024A, Rev., 5.00%, 12/1/2034	5,900,000	6,249,804
Series 2024A, Rev., 5.00%, 12/1/2036	5,355,000	5,586,871
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	2,000,000	1,654,003
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c)	24,000,000	23,248,250
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	5,000,000	4,995,554
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts Series 2024, Rev., 5.00%, 1/1/2032	1,890,000	2,062,732
California Municipal Finance Authority Series 2021A, Rev., AMT, 3.75%, 10/1/2025 (b)	6,375,000	6,370,874
California Municipal Finance Authority, California Baptist University Series 2025A, Rev., 5.00%, 11/1/2035 (c)	1,250,000	1,283,595
California Municipal Finance Authority, Community Health System Series 2021A, Rev., 5.00%, 2/1/2033	800,000	848,685
California Municipal Finance Authority, Eskaton Properties, Inc. Obligated Group
Series 2024, Rev., 5.00%, 11/15/2028	1,430,000	1,490,547
Series 2024, Rev., 5.00%, 11/15/2029	1,000,000	1,051,028
Series 2024, Rev., 5.00%, 11/15/2031	1,105,000	1,175,818
California Municipal Finance Authority, Multi-Family Housing, View At San Bruno Series 2024A-1, Rev., 5.00%, 7/1/2028 (b)	1,750,000	1,831,151

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California Municipal Finance Authority, Waste Management, Inc., Project
Series 2020, Rev., AMT, VRDO, 3.95%, 9/1/2025 (b)	4,000,000	3,999,884
Series 2022A, Rev., AMT, 4.13%, 10/1/2025 (b)	1,500,000	1,499,962
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project, Rev., AMT, 5.00%, 7/1/2036 (c)	770,000	799,711
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project Series 2017A-2, Rev., AMT, 4.25%, 7/15/2025 (b) (c)	4,000,000	4,002,058
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.50%, 6/1/2054 (c)	3,030,000	2,824,898
California School Finance Authority, Kipp SoCal Public Schools Series 2019A, Rev., 5.00%, 7/1/2039 (c)	825,000	830,097
California Statewide Communities Development Authority, John Muir Health Series 2024A, Rev., 5.00%, 12/1/2028	875,000	935,249
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2018A, Rev., 5.25%, 12/1/2048 (c)	1,390,000	1,347,052
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	2,350,000	2,387,067
Chico Unified School District, Election of 2024 Series 2024A, GO, 4.50%, 8/1/2049	1,500,000	1,463,861
City of Aliso Viejo, COP, 4.00%, 11/1/2028	175,000	182,017
City of Los Angeles Department of Airports, International Airport Subordinate Series 2021A, Rev., AMT, 5.00%, 5/15/2039	1,740,000	1,774,912
City of Los Angeles, Wastewater System, Subordinate
Series 2025A, Rev., 5.00%, 6/1/2045	1,000,000	1,050,834
Series 2025A, Rev., 5.00%, 6/1/2055	1,000,000	1,024,907
Desert Community College District, Election of 2016, GO, 4.00%, 8/1/2051	4,000,000	3,634,125
Desert Sands Unified School District, Election of 2024, GO, 4.00%, 8/1/2050	2,500,000	2,287,526
El Centro Financing Authority, Police Station Project Series 2023A, Rev., 5.00%, 10/1/2025	545,000	548,752
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2018A-1, Rev., 5.00%, 6/1/2028 (e)	250,000	265,261
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	57,200,000	6,136,010
Indio Finance Authority, City of Indio
Series 2022A, Rev., 5.00%, 11/1/2028	275,000	293,886
Series 2022A, Rev., 5.00%, 11/1/2029	325,000	352,311
Series 2022A, Rev., 5.00%, 11/1/2030	400,000	439,026
Series 2022A, Rev., 5.00%, 11/1/2034	200,000	220,763
Los Angeles County Development Authority, West LA Building 156 and 157 Apartments Series 2023C, Rev., 3.75%, 12/1/2026 (b)	3,000,000	3,005,090
Los Angeles Department of Water and Power System
Series 2021C, Rev., 4.00%, 7/1/2026	6,285,000	6,315,487
Series 2024C, Rev., 5.00%, 7/1/2026	3,615,000	3,671,878
Los Angeles Department of Water and Power Water System
Series 2022D, Rev., 5.00%, 7/1/2030	680,000	726,094
Series 2020C, Rev., 5.00%, 7/1/2032	1,000,000	1,062,485
Series 2017A, Rev., 4.00%, 7/1/2047	1,000,000	884,308
Los Angeles Department of Water and Power, Power System
Series 2025A, Rev., 5.00%, 7/1/2028	1,000,000	1,037,261
Series 2022A, Rev., 5.00%, 7/1/2030	235,000	250,930
Series 2025A, Rev., 5.00%, 7/1/2055	1,500,000	1,514,338
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax Series 2024A, GO, 5.00%, 7/1/2025	4,000,000	4,006,192
M-S-R Energy Authority Series 2009B, Rev., 7.00%, 11/1/2034	1,000,000	1,176,954
Municipal Improvement Corp. of Los Angeles, Real Property Series 2016B, Rev., 4.00%, 11/1/2035	3,000,000	2,943,307

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Napa Valley Unified School District, Election of 2024 Series A, GO, 4.50%, 8/1/2055	1,500,000	1,462,408
New Haven Unified School District, Election of 2024 Series A, GO, 4.50%, 8/1/2054 (d)	7,000,000	6,699,524
Ontario Public Financing Authority Series 2025A, Rev., 4.50%, 11/1/2055	2,000,000	1,893,726
Ontario Public Financing Authority, Civic Center Improvements Series 2022A, Rev., A.G., 5.00%, 11/1/2033	140,000	156,765
Petaluma Public Financing Authority, Road Improvement Projects, Rev., 5.00%, 5/1/2026	150,000	153,023
Port of Los Angeles, Harbor Department Series 2024A 1, Rev., AMT, 5.00%, 8/1/2032	2,000,000	2,174,787
Redding Joint Powers Financing Authority Series 2019A, Rev., 5.00%, 4/1/2026	150,000	152,696
Redondo Beach Unified School District, Election of 2024 Series 2024A, GO, 4.63%, 8/1/2055	1,000,000	991,883
River Islands Public Financing Authority, Facilities District No. 2003
Series 2022A-1, A.G., 5.00%, 9/1/2029	210,000	224,682
Series 2022A-1, A.G., 5.00%, 9/1/2030	330,000	357,781
San Diego County Regional Airport Authority
Series 2023B, Rev., AMT, 5.25%, 7/1/2038	2,000,000	2,126,576
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,460,000	5,443,529
San Francisco City and County Airport Comm-San Francisco International Airport Series 2016B, Rev., AMT, 5.00%, 5/1/2046	1,200,000	1,184,505
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (b)	2,045,000	2,215,360
San Jose Evergreen Community College District Series C, GO, 4.00%, 9/1/2043	2,000,000	1,937,044
Solano Irrigation District, Water, COP, 4.00%, 8/1/2031	285,000	293,252
South San Francisco Public Facilities Financing Authority, Community Civic Campus and Multiple Capital Projects Series 2021A, Rev., 4.00%, 6/1/2029	220,000	230,119
State of California, Various Purpose, GO, 5.00%, 11/1/2032	335,000	366,605
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Series 2021A, Class 1, Rev., 5.00%, 6/1/2032	110,000	115,748
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp. Series 2019A, Class 1, Rev., 5.00%, 6/1/2048	3,000,000	2,927,591
Tracy Public Financing Authority, Legacy Fields Series 2022A, Rev., 5.00%, 11/1/2036	1,035,000	1,135,150
Vista Joint Powers Financing Authority Series 2025A, Rev., 5.00%, 5/1/2036	1,250,000	1,398,272
Total California		200,127,524
Colorado — 2.6%
Adams and Arapahoe Joint School District 28J Aurora, GO, 5.50%, 12/1/2043 (d)	3,375,000	3,718,042
Adams County Housing Authority, Maiker Housing Partners Multifamily Housing, Overlook At Thornton Series 2023, Rev., 4.50%, 5/1/2026 (b)	3,300,000	3,322,521
Baseline Metropolitan District No. 1
Series 2024A, GO, A.G., 5.00%, 12/1/2025	300,000	302,228
Series 2024A, GO, A.G., 5.00%, 12/1/2026	500,000	511,622
Series 2024A, GO, A.G., 5.00%, 12/1/2027	1,000,000	1,040,348
Series 2024A, GO, A.G., 5.00%, 12/1/2028	580,000	611,438
Series 2024A, GO, A.G., 5.00%, 12/1/2031	1,000,000	1,084,958
City and County of Denver Series 2020B, GO, 5.00%, 8/1/2029	220,000	238,848
City and County of Denver, Airport System
Series 2018A, Rev., AMT, 5.00%, 12/1/2028	2,845,000	2,984,829
Series 2022A, Rev., AMT, 5.00%, 11/15/2032	1,000,000	1,072,641
Series 2018A, Rev., AMT, 5.00%, 12/1/2035	505,000	514,199
Series 2018A, Rev., AMT, 4.00%, 12/1/2043	3,380,000	3,026,060
City of Colorado Springs Utilities System Series 2022B, Rev., 5.00%, 11/15/2047	2,010,000	2,060,735
Colorado Bridge and Tunnel Enterprise Series 2024A, Rev., A.G., 5.25%, 12/1/2049	1,000,000	1,034,237

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (b)	4,750,000	5,070,369
Series 2021A, Rev., 4.00%, 11/15/2050	5,750,000	4,824,729
Colorado Health Facilities Authority, CommonSpirit Health
Series 2024A, Rev., 5.00%, 12/1/2029	7,630,000	8,126,373
Series 2019A-1, Rev., 4.00%, 8/1/2037	1,510,000	1,454,880
Series 2019A-2, Rev., 5.00%, 8/1/2044	2,650,000	2,607,296
Colorado Health Facilities Authority, Covenant Living Communities and Services
Series 2025A, Rev., 5.00%, 12/1/2028	1,000,000	1,050,366
Series 2025A, Rev., 5.00%, 12/1/2031	1,115,000	1,200,858
Series 2025A, Rev., 5.00%, 12/1/2033	1,000,000	1,082,856
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	2,625,000	2,784,955
Colorado Springs School District No. 11 Facilities Corp.
COP, 5.00%, 12/15/2026	350,000	359,446
COP, 5.00%, 12/15/2037	550,000	586,273
COP, 5.00%, 12/15/2038	600,000	634,131
COP, 5.00%, 12/15/2040	1,050,000	1,097,724
COP, 5.00%, 12/15/2042	1,250,000	1,287,718
COP, 5.25%, 12/15/2048	2,250,000	2,304,997
County of Adams, COP, 4.00%, 12/1/2054	1,500,000	1,273,016
Denver City and County School District No. 1 Series 2025A, GO, 5.25%, 12/1/2035	4,240,000	4,841,066
Denver Health and Hospital Authority Series 2025A, Rev., 5.13%, 12/1/2050	1,000,000	975,095
Dominion Water and Sanitation District, Rev., 5.00%, 12/1/2027	500,000	503,114
San Miguel County School District R-1 Telluride Series 2024, GO, 5.00%, 12/1/2042	1,000,000	1,057,296
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (c)	8,500,000	8,950,828
State of Colorado, Building Excellent Schools Today Series S, COP, 4.00%, 3/15/2037	1,000,000	1,000,546
University of Colorado, Enterprise System
Series 2017A-2, Rev., 5.00%, 6/1/2026 (e)	5,000	5,103
Series 2017A-2, Rev., 5.00%, 6/1/2026	35,000	35,730
Vail Home Partners Corp., Colorado Housing Facilities, Rev., 5.88%, 10/1/2055 (c)	2,000,000	2,014,447
Total Colorado		76,651,918
Connecticut — 1.2%
City of Meriden
Series 2023, GO, 4.00%, 6/15/2041	890,000	867,491
GO, 4.00%, 6/15/2043	1,080,000	1,030,614
City of New Haven, GO, A.G., 5.00%, 8/1/2033	3,000,000	3,337,947
City of Norwalk
Series 2023, GO, 4.00%, 8/15/2042	700,000	681,379
Series 2023, GO, 4.00%, 8/15/2043	500,000	481,861
Connecticut State Health and Educational Facilities Authority, Yale New Heaven Health Series 2024B, Rev., 5.00%, 7/1/2029 (b)	6,000,000	6,334,023
Stamford Housing Authority, Mozaic Concierge Living Project Series 2025A, Rev., 6.50%, 10/1/2055	1,500,000	1,474,016
State of Connecticut
Series 2025B, GO, 5.00%, 12/1/2028	4,365,000	4,672,732
Series 2025B, GO, 5.00%, 12/1/2030	1,000,000	1,100,407
Series A, GO, 5.00%, 4/15/2033	135,000	138,659

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
State of Connecticut Special Tax
Series 2024B, Rev., 5.00%, 7/1/2026	10,500,000	10,743,627
Series 2023A, Rev., 5.00%, 7/1/2037	2,265,000	2,469,848
Series 2023A, Rev., 5.00%, 7/1/2038	1,000,000	1,080,631
Series 2021A, Rev., 4.00%, 5/1/2039	1,305,000	1,271,188
University of Connecticut Series 2017A, Rev., 5.00%, 1/15/2028	125,000	128,804
Total Connecticut		35,813,227
Delaware — 0.0% ^
Delaware State Economic Development Authority, St. Andrews School Project, Rev., 4.00%, 7/1/2041	1,190,000	1,110,490
District of Columbia — 0.4%
District of Columbia Housing Finance Agency, Multi Family Housing 2911 Rhode Island Apartments Project Series 2025A, Rev., FHA, 5.00%, 3/1/2028	3,500,000	3,647,372
District of Columbia, Income Tax Series 2019A, Rev., 5.00%, 3/1/2029	100,000	107,248
District of Columbia, Kipp DC Project, Rev., 4.00%, 7/1/2039	100,000	92,260
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series B, Rev., 5.00%, 10/1/2025	65,000	65,434
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series 2022C1, Rev., 4.00%, 10/1/2040	2,000,000	1,897,225
Metropolitan Washington Airports Authority Aviation
Series 2023A, Rev., AMT, 5.00%, 10/1/2025	875,000	879,092
Series 2024A, Rev., AMT, 5.00%, 10/1/2026	1,270,000	1,295,051
Series 2021A, Rev., AMT, 5.00%, 10/1/2031	1,360,000	1,455,474
Series 2020A, Rev., AMT, 4.00%, 10/1/2035	1,750,000	1,720,296
Washington Metropolitan Area Transit Authority Dedicated, Sustainability Climate Transition Bonds Series 2023A, Rev., 5.00%, 7/15/2037	1,500,000	1,625,359
Total District of Columbia		12,784,811
Florida — 2.8%
Capital Trust Authority, IPS Enterprises, Inc., Projects
Series 2023A, Rev., 5.13%, 6/15/2033 (c)	1,625,000	1,661,099
Series 2023A, Rev., 6.00%, 6/15/2043 (c)	2,060,000	2,096,794
Central Florida Tourism Oversight District Series 2016A, GO, 5.00%, 6/1/2026	50,000	51,029
City of Jacksonville
Series 2024, Rev., 5.00%, 10/1/2026	1,690,000	1,735,583
Series 2024, Rev., 5.00%, 10/1/2028	1,400,000	1,490,508
Series 2024, Rev., 5.00%, 10/1/2029	1,305,000	1,409,742
City of Kissimmee, Sales Tax, Rev., 4.00%, 10/1/2025	170,000	170,316
City of Miami, Forever Infrastructure Project Series 2024A, Rev., 5.50%, 1/1/2049	1,500,000	1,583,022
Cobb County Kennestone Hospital Authority, Ave Maria University, Inc. Project Series 2023, Rev., 5.00%, 6/1/2027	1,930,000	1,952,067
County of Lee, Airport
Series 2021A, Rev., AMT, 5.00%, 10/1/2031	400,000	425,992
Series 2021B, Rev., AMT, 5.00%, 10/1/2031	1,840,000	1,959,563
County of Miami-Dade, Aviation System Series 2024A, Rev., AMT, 5.00%, 10/1/2035	4,805,000	5,089,921
County of Miami-Dade, Jackson Health System
Series 2015A, Rev., 5.00%, 6/1/2025	150,000	150,000
Rev., 5.00%, 6/1/2032	2,005,000	2,209,000
Rev., 5.50%, 6/1/2055	3,000,000	3,176,172
County of Miami-Dade, Water and Sewer System Series 2024A, Rev., 5.25%, 10/1/2054	5,000,000	5,146,084
County of Palm Beach Series 2021A, Rev., 4.00%, 12/1/2032	2,070,000	2,139,723

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Florida Atlantic University Finance Corp., Student Housing Project Series 2019B, Rev., 5.00%, 7/1/2032	250,000	264,201
Florida Department of Children and Families, Evaluation Treatment Center Financing Corp. Project Series 2021B, COP, 5.00%, 10/1/2028	210,000	224,265
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.00%, 7/1/2041	1,250,000	1,147,305
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000,000	995,329
Florida Housing Finance Corp., Culmer Apartments Series 2023C, Rev., 5.00%, 12/1/2025 (b)	1,410,000	1,420,350
Florida Housing Finance Corp., Northside Transit Village III Series 2023B, Rev., GNMA COLL, 5.00%, 2/1/2026 (b)	1,000,000	1,010,472
Florida Municipal Loan Council, Village of Palmetto Bay Series 2021A, Rev., 4.00%, 10/1/2028	75,000	77,270
Florida State Board of Governors University of North Florida Dormitory
Series 2023A, Rev., 5.00%, 11/1/2041	2,205,000	2,291,747
Series 2023A, Rev., 5.00%, 11/1/2042	2,675,000	2,764,560
Florida State Board of Governors, University of Florida Mandatory Student Fee Series 2021A, Rev., A.G., 5.00%, 11/1/2028	100,000	106,402
JEA Electric System
Series 2024A- 3, Rev., A.G., 5.00%, 10/1/2036	2,250,000	2,483,762
Series 2024A- 3, Rev., A.G., 5.00%, 10/1/2037	1,950,000	2,131,032
Series 2024A-3, Rev., A.G., 5.00%, 10/1/2038	2,500,000	2,703,465
JEA Water and Sewer System Series 2024A, Rev., 5.50%, 10/1/2054	5,000,000	5,266,234
Lee County School Board (The) Series 2023A, COP, 4.00%, 8/1/2048	1,500,000	1,311,146
Marion County School Board, COP, A.G., 5.25%, 6/1/2044	1,465,000	1,531,917
Miami-Dade County Housing Finance Authority, Running Brook Apartments Series 202, Rev., 3.55%, 1/1/2026 (b)	1,525,000	1,526,253
Middleton Community Development District A, City of Wildwood, Florida Special Assessment, 5.85%, 5/1/2037	245,000	257,545
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2023A, Rev., 5.00%, 10/1/2036	750,000	804,714
Orlando Utilities Commission
Series 2025A, Rev., 5.00%, 10/1/2033	1,000,000	1,128,905
Series 2025A, Rev., 5.00%, 10/1/2034	1,095,000	1,242,515
Series 2025A, Rev., 5.00%, 10/1/2035	1,660,000	1,850,279
Series 2024B, Rev., 5.00%, 10/1/2036	1,215,000	1,342,915
Series 2025A, Rev., 5.00%, 10/1/2036	1,000,000	1,105,280
Series 2025A, Rev., 5.00%, 10/1/2045	1,400,000	1,456,241
Series 2025A, Rev., 5.00%, 10/1/2046	2,000,000	2,068,824
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group
Rev., 5.00%, 11/15/2032	240,000	243,271
Series 2025B, Rev., 5.00%, 11/15/2049	8,485,000	8,109,495
Palm Beach County School District Series 2024A, COP, 5.00%, 8/1/2039	2,085,000	2,219,339
Polk County Housing Finance Authority, Episcopal Catholic Apartments Series 2023, Rev., 4.15%, 6/1/2026 (b)	750,000	756,109
State of Florida Board of Education, Public Education Capital Outlay Series 2017B, GO, 5.00%, 6/1/2031	75,000	77,622
State of Florida, State Board of Education, Lottery Series 2016A, Rev., 5.00%, 7/1/2026	75,000	76,789
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2016C, Rev., 5.00%, 10/1/2025	55,000	55,367
Tampa-Hillsborough County Expressway Authority Series 2017B, Rev., 5.00%, 7/1/2031	40,000	42,076
University of Florida, Department of Housing and Residence Education Housing System Series 2021A, Rev., 5.00%, 7/1/2026	125,000	127,600
Village Community Development District No. 15, 4.25%, 5/1/2028 (c)	200,000	201,484
Total Florida		82,868,695

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — 3.4%
Atlanta Urban Residential Finance Authority, Multi-Family Housing North Block Series 2025, Rev., FHA, 3.40%, 2/1/2028 (b)	1,500,000	1,504,953
Augusta Development Authority, AU Health System, Inc. Project Series 2018, Rev., 4.00%, 7/1/2038	3,995,000	3,851,309
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (b)	2,000,000	2,025,186
City of Atlanta, Airport Passenger Facility Charge, Subordinate Lien Series 2019D, Rev., AMT, 4.00%, 7/1/2037	2,350,000	2,272,072
City of Atlanta, Georgia Airport Series 2019B, Rev., AMT, 5.00%, 7/1/2031	1,810,000	1,897,345
College Park Housing Authority, Rev., 3.45%, 4/1/2028 (b)	1,500,000	1,503,799
Columbia County Hospital Authority, Wellstart Health System Inc., Project Series 2023B, Rev., 5.00%, 4/1/2042	2,000,000	2,072,164
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	25,000	25,795
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (b)	1,015,000	1,008,329
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer Project Series 2009-2, Rev., 3.88%, 3/6/2026 (b)	1,415,000	1,417,322
Fayette County Development Authority, United States Soccer Federation, Inc. Project
Series 2024, Rev., 5.00%, 10/1/2040	1,600,000	1,648,230
Rev., 5.25%, 10/1/2054	2,250,000	2,262,669
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project, Rev., RAN, 5.00%, 10/15/2030	1,500,000	1,626,284
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	2,050,000	1,673,008
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects, Rev., 4.00%, 6/15/2038	1,425,000	1,373,075
Lawrenceville Housing Authority, Applewood Towers Project Series 2024B, Rev., 5.00%, 10/1/2027 (b)	1,615,000	1,678,181
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	1,750,000	1,806,257
Series 2023B, Rev., 5.00%, 3/1/2030 (b)	4,785,000	4,978,994
Series 2023A, Rev., 5.00%, 6/1/2030 (b)	4,215,000	4,370,611
Series 2023C, Rev., 5.00%, 9/1/2030 (b)	2,500,000	2,611,790
Series 2023D, Rev., 5.00%, 12/1/2030 (b)	3,500,000	3,635,062
Series 2024D, Rev., 5.00%, 4/1/2031 (b)	9,750,000	10,198,929
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (b)	4,230,000	4,427,606
Series 2024A, Rev., 5.00%, 9/1/2031 (b)	6,000,000	6,300,343
Series 2024E, Rev., 5.00%, 12/1/2032 (b)	16,310,000	16,988,176
Metropolitan Atlanta Rapid Transit Authority, Sales Tax
Series 2017D, Rev., 4.00%, 7/1/2028	35,000	35,453
Series 2023A, Rev., 5.00%, 7/1/2039	900,000	970,341
Series 2025A, Rev., 5.00%, 7/1/2041	2,000,000	2,147,274
Municipal Electric Authority of Georgia Project Series 2024B, Rev., 5.00%, 1/1/2028	1,000,000	1,046,863
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019A, Rev., 5.00%, 1/1/2049	4,500,000	4,436,662
Paulding County School District
GO, 5.00%, 2/1/2030	3,055,000	3,325,846
GO, 5.00%, 2/1/2031	1,750,000	1,930,609
Rome Building Authority, Rome City School Project Series 2023, Rev., 5.00%, 3/1/2036	1,000,000	1,100,232
Walton County Water and Sewer Authority, Hard Labor Creek Reservoir Water Treatment Facility Project
Rev., 5.25%, 2/1/2034	100,000	112,602
Rev., 5.25%, 2/1/2035	135,000	150,816
Total Georgia		98,414,187
Guam — 0.1%
Guam Government Waterworks Authority Series 2024A, Rev., 5.00%, 7/1/2040	1,810,000	1,815,429

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Hawaii — 0.2%
City and County of Honolulu Series D, GO, 5.00%, 9/1/2032	45,000	46,617
State of Hawaii Series FK, GO, 5.00%, 5/1/2033	30,000	30,874
State of Hawaii Airports System
Series 2025C, Rev., AMT, 5.00%, 7/1/2043	3,150,000	3,165,993
Series 2025C, Rev., AMT, 5.00%, 7/1/2045	1,500,000	1,489,408
Total Hawaii		4,732,892
Idaho — 0.4%
Idaho Health Facilities Authority, St. Luke's Health System Project
Series 2021A, Rev., 5.00%, 3/1/2029	35,000	37,042
Series 2025B, Rev., 5.00%, 3/1/2032 (b)	8,295,000	8,872,555
Series 2025C, Rev., 5.00%, 3/1/2035 (b)	1,250,000	1,361,827
Idaho Housing and Finance Association, Transporation Expansion and Congestion, Sales Tax Series 2025A, Rev., 4.00%, 8/15/2050	2,500,000	2,229,826
Idaho Housing and Finance Association, Transportation Expansion and Congestion Mitigation Fund Series 2022A, Rev., 5.00%, 8/15/2035	500,000	548,227
Total Idaho		13,049,477
Illinois — 3.3%
Champaign County Community Unit School District No. 4 Champaign, School Building, GO, 5.00%, 1/1/2027	45,000	45,512
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2029	1,175,000	1,231,001
Series 2023A, Rev., AMT, 5.00%, 1/1/2030	1,545,000	1,630,735
Series 2023C, Rev., AMT, 5.00%, 1/1/2034	3,500,000	3,717,107
Series 2023C, Rev., AMT, 5.00%, 1/1/2037	2,500,000	2,596,297
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,335,000	1,404,181
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	1,100,000	1,125,164
Chicago O'Hare International Airport, Customer Facility Charge Senior Lien
Series 2023, Rev., 5.00%, 1/1/2036	1,265,000	1,364,906
Series 2023, Rev., 5.00%, 1/1/2037	825,000	883,790
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2024D, Rev., 5.00%, 1/1/2026	1,800,000	1,818,419
Series 2020A, Rev., 5.00%, 1/1/2034	200,000	212,821
Series B, Rev., 5.00%, 1/1/2034	40,000	40,769
Series 2024B, Rev., 5.00%, 1/1/2048	1,000,000	1,015,867
Series 2024B, Rev., 5.50%, 1/1/2059	3,000,000	3,123,833
City of Chicago, Waterworks, Second Lien
Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	5,500,000	5,843,790
Series 2023A, Rev., A.G., 5.25%, 11/1/2053	365,000	369,251
City of Decatur, GO, 5.00%, 3/1/2027	130,000	131,956
City of Highland Park, GO, 4.00%, 12/30/2028	35,000	36,139
Cook County School District No. 87 Berkeley, GO, A.G., 4.00%, 12/1/2030	35,000	36,123
County of Cook, Sales Tax, Rev., 5.00%, 11/15/2034	2,000,000	2,062,633
County of Lake, Sales Tax, GO, 4.00%, 11/30/2027	100,000	102,298
Illinois Finance Authority, Centerpointjoliet Terminal Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c)	2,750,000	2,651,625
Illinois Finance Authority, Lake Forest College
Series 2022A, Rev., 5.00%, 10/1/2029	320,000	331,901
Series 2022A, Rev., 5.00%, 10/1/2030	205,000	213,226
Series 2022A, Rev., 5.00%, 10/1/2031	235,000	244,671

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Silver Cross Hospital and Medical Centers
Series 2025B-1, Rev., 5.00%, 8/15/2030 (b)	3,500,000	3,704,507
Series 2025B-2, Rev., 5.00%, 8/15/2035 (b)	5,000,000	5,229,750
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (b)	1,000,000	1,032,496
Illinois Finance Authority, University of Chicago Series 2015A, Rev., 5.00%, 10/1/2025 (e)	3,250,000	3,268,921
Illinois Housing Development Authority
Rev., VRDO, FHA, 4.00%, 6/1/2025 (b)	2,815,000	2,815,000
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	955,000	1,024,243
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	4,000,000	4,454,118
Illinois State Toll Highway Authority Series 2024A, Rev., 5.00%, 1/1/2038	2,360,000	2,535,378
Lake County Community Consolidated School District No. 3 Beach Park, GO, A.G., 4.00%, 2/1/2032	175,000	177,081
Sales Tax Securitization Corp., Second Lien Series 2020A, Rev., 4.00%, 1/1/2040	1,750,000	1,645,876
Sales Tax Securitization Corp., Senior Lien
Series 2023C, Rev., 5.00%, 1/1/2033	1,000,000	1,070,413
Series 2024A, Rev., 5.00%, 1/1/2035	1,500,000	1,642,538
Southern Illinois University, Housing and Auxiliary Facilities
Series 2022A, Rev., 5.00%, 4/1/2029	675,000	712,807
Series 2022A, Rev., 5.00%, 4/1/2030	800,000	851,822
Series 2022A, Rev., 5.00%, 4/1/2031	575,000	617,611
Series 2022A, Rev., 5.00%, 4/1/2032	510,000	551,183
State of Illinois
Series 2023D, GO, 5.00%, 7/1/2025	1,145,000	1,146,435
Series 2017D, GO, 5.00%, 11/1/2025	2,550,000	2,568,850
Series 2017A, GO, 5.00%, 12/1/2026	1,000,000	1,024,854
Series 2016, GO, 5.00%, 2/1/2027	1,000,000	1,027,250
Series 2024B, GO, 5.00%, 5/1/2027	1,000,000	1,030,799
Series 2018A, GO, 5.00%, 10/1/2027	2,590,000	2,677,463
GO, 5.50%, 1/1/2029	5,000,000	5,331,502
Series 2022A, GO, 5.00%, 3/1/2029	500,000	525,639
Series 2018B, GO, 5.00%, 10/1/2029	2,000,000	2,086,140
GO, 4.00%, 6/1/2032	1,000,000	984,389
Series 2020B, GO, 4.00%, 10/1/2033	2,400,000	2,370,304
Series 2018A, GO, 5.00%, 10/1/2033	1,000,000	1,032,202
GO, 5.00%, 2/1/2037	3,000,000	3,178,768
Series 2024B, GO, 5.00%, 5/1/2037	5,000,000	5,278,041
Series 2024B, GO, 5.00%, 5/1/2040	1,800,000	1,852,483
Series 2023B, GO, 5.50%, 5/1/2047	375,000	384,185
University of Illinois, Auxiliary Facilities System Series 2021A, Rev., 5.00%, 4/1/2029	450,000	482,389
Village of Bolingbrook Series 2018A, GO, A.G., 5.00%, 1/1/2033	125,000	129,212
Village of Wilmette Series 2020B, GO, 5.00%, 12/1/2026	140,000	144,314
Will County School District No. 86 Joliet Series 2024, GO, 5.00%, 3/1/2043	1,000,000	1,012,724
Total Illinois		97,835,702
Indiana — 1.9%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (c)	250,000	205,181
City of Rockport, Indiana Michigan Power Co. Project Series 2025A, Rev., 3.70%, 6/1/2029 (b) (d)	5,000,000	4,986,974
City of Valparaiso, Green Oaks of Valparaiso Project, Rev., 5.38%, 12/1/2041 (c)	200,000	173,650

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Fishers Redevelopment Authority, Lease Rental, Geist Park Improvement Project
Series 2024B, Rev., 5.00%, 7/15/2037	865,000	931,912
Series 2024B, Rev., 5.00%, 7/15/2038	910,000	970,237
Series 2024B, Rev., 5.00%, 7/15/2039	955,000	1,010,454
Franklin Township-Marion County Multiple School Building Corp., Valorem Property Tax First Mortgage
Series 2024, Rev., 5.00%, 7/15/2035	1,600,000	1,758,294
Series 2024, Rev., 5.00%, 7/15/2036	1,125,000	1,226,277
Series 2024, Rev., 5.00%, 7/15/2037	1,375,000	1,485,500
Series 2024, Rev., 5.00%, 7/15/2040	1,000,000	1,053,983
Greater Clark County School Building Corp. Series 2024A, Rev., 5.00%, 1/15/2027	800,000	825,817
Indiana Finance Authority Series 2016C, Rev., 5.00%, 12/1/2025	35,000	35,330
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2017C, Rev., 4.00%, 11/1/2034	115,000	114,642
Indiana Finance Authority, Indiana University Health Obligated Group Series 2023B1, Rev., 5.00%, 7/1/2028 (b)	5,000,000	5,252,742
Indiana Finance Authority, Rose-Hulman Institute of Technology Project, Rev., 5.00%, 6/1/2030	435,000	464,491
Indiana Finance Authority, State Revolving Fund Program
Series 2025C, Rev., 5.00%, 2/1/2031	1,000,000	1,107,222
Series 2025C, Rev., 5.00%, 2/1/2032	1,000,000	1,118,714
Series 2025C, Rev., 5.00%, 2/1/2033	2,000,000	2,254,749
Series 2025C, Rev., 5.00%, 2/1/2035	1,000,000	1,135,011
Indiana Finance Authority, Tippecanoe LLC- Student Housing Project
Series 2023A, Rev., 5.00%, 6/1/2038	400,000	407,807
Series 2023A, Rev., 5.00%, 6/1/2043	430,000	425,796
Series 2023A, Rev., 5.00%, 6/1/2053	790,000	753,365
Indiana Housing and Community Development Authority, Vita of New Whiteland Project, Rev., 6.75%, 1/1/2043	1,000,000	965,762
Indiana Municipal Power Agency, Power Supply System
Series 2025A, Rev., A.G., 5.00%, 1/1/2027	1,250,000	1,288,992
Series 2025A, Rev., A.G., 5.00%, 1/1/2028	1,000,000	1,050,689
Series 2025A, Rev., A.G., 5.00%, 1/1/2029	1,125,000	1,201,242
Series 2025A, Rev., A.G., 5.00%, 1/1/2030	690,000	747,036
Series 2025A, Rev., A.G., 5.00%, 1/1/2031	1,000,000	1,096,291
Series 2025A, Rev., A.G., 5.00%, 1/1/2032	1,355,000	1,500,969
Indiana State University, Housing and Dining System, Rev., 5.00%, 4/1/2031	75,000	76,908
Indianapolis Local Public Improvement Bond Bank
Series 2024E, Rev., 5.00%, 2/1/2026	750,000	759,443
Series 2024E, Rev., 5.00%, 2/1/2029	1,700,000	1,816,797
Series 2021A, Rev., A.G., 4.00%, 6/1/2037	5,000,000	4,943,309
Indianapolis Local Public Improvement Bond Bank, Indianapolis Public Transportation Corp. Project
Series 2025A, Rev., 5.00%, 1/15/2029	475,000	507,308
Series 2025A, Rev., 5.00%, 1/15/2030	400,000	431,845
Series 2025A, Rev., 5.00%, 1/15/2032	450,000	494,413
Series 2025A, Rev., 5.00%, 1/15/2034	500,000	553,519
Series 2025A, Rev., 5.00%, 7/15/2037	1,000,000	1,084,087
Indianapolis Local Public Improvement Bond Bank, Indianapolos Airport Authority
Series 2025B-1, Rev., 5.00%, 1/1/2035	350,000	389,591
Series 2025B-1, Rev., 5.00%, 1/1/2036	350,000	385,195
Series 2025B-1, Rev., 5.00%, 1/1/2037	375,000	409,130
Series 2025B-1, Rev., 5.00%, 1/1/2038	500,000	540,618
Series 2025B-1, Rev., 5.00%, 1/1/2039	500,000	536,852

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Series 2025B-1, Rev., 5.00%, 1/1/2040	230,000	244,603
IPS Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Series 2024, Rev., 5.00%, 7/15/2026	1,350,000	1,377,484
IPS Multi-School Building Corp., First Mortgage Series 2024, Rev., 5.00%, 7/15/2025	1,850,000	1,853,636
Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage, Rev., 5.00%, 7/15/2025	35,000	35,070
Vinton-Tecumseh School Building Corp., Ad Valorem Property Tax
Rev., 5.00%, 1/15/2030	1,125,000	1,212,555
Rev., 5.00%, 7/15/2030	1,150,000	1,246,751
Total Indiana		54,448,243
Iowa — 0.7%
Cedar Rapids Community School District Infrastructure Sales Services and Use Tax
Series 2023, Rev., A.G., 5.00%, 7/1/2035	1,045,000	1,112,467
Series 2023, Rev., A.G., 5.00%, 7/1/2036	1,060,000	1,121,945
Des Moines Independent Community School District, Sales Services and Use Tax, Rev., 5.00%, 6/1/2028	370,000	391,094
Iowa Finance Authority, Midwestern Disaster Area, Iowa Fertilizer Co., Project
Rev., 4.00%, 12/1/2032 (b) (e)	5,350,000	5,655,723
Rev., 5.00%, 12/1/2032 (e)	3,000,000	3,370,464
Iowa Finance Authority, State Revolving Fund, Rev., 5.00%, 8/1/2027	30,000	31,479
Iowa Great Lakes Sanitation District
GO, 5.00%, 6/1/2025	725,000	725,000
GO, 5.00%, 6/1/2026	1,145,000	1,165,730
Iowa Student Loan Liquidity Corp., Student Loan
Series 2023B, Rev., AMT, 5.00%, 12/1/2026	600,000	611,160
Series 2023B, Rev., AMT, 5.00%, 12/1/2027	900,000	926,304
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	41,135,000	6,050,502
Total Iowa		21,161,868
Kansas — 0.1%
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2031 (b)	200,000	217,490
State of Kansas Department of Transportation
Series 2024A, Rev., 5.00%, 9/1/2035	1,000,000	1,118,700
Series 2025A, Rev., 5.00%, 9/1/2041 (d)	2,010,000	2,145,000
Total Kansas		3,481,190
Kentucky — 0.6%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	500,000	501,361
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series 2017B, Rev., 5.00%, 8/15/2029	165,000	170,371
Kentucky Public Energy Authority, Gas Supply Series 2023A-1, Rev., 5.25%, 2/1/2032 (b)	3,330,000	3,522,906
Kentucky State Property and Building Commission, Project No. 130 Series 2024B, Rev., 5.00%, 11/1/2030	1,000,000	1,088,761
Kentucky State Property and Building Commission, Project No. 131
Series A, Rev., 5.00%, 10/1/2028	1,000,000	1,063,994
Series A, Rev., 5.00%, 10/1/2030	1,400,000	1,524,210
Kentucky State Property and Building Commission, Project No. 132 Series A, Rev., 5.00%, 4/1/2032	3,650,000	4,016,133
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 4.00%, 10/1/2036	65,000	61,866
University of Kentucky, General Receipts Series 2015A, Rev., 4.00%, 4/1/2038	5,000,000	4,756,940
University of Kentucky, Healthcare Cancer Center Parking Projects, Rev., 5.00%, 10/1/2029	415,000	447,085
Total Kentucky		17,153,627

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Louisiana — 1.4%
Louisiana Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.00%, 6/1/2055	2,000,000	2,172,199
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2021B, Rev., 2.50%, 4/1/2036	1,740,000	1,410,352
Louisiana Local Government Environmental Facilities and Community Development Authority, Calcasieu Parish Projects, Rev., 5.00%, 12/1/2030	250,000	266,586
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public Private Partnership Project, Rev., AMT, 5.50%, 9/1/2054	1,000,000	1,017,884
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025B, Rev., 5.00%, 5/15/2030	3,000,000	3,203,618
Series 2025A, Rev., 5.25%, 5/15/2055	5,250,000	5,272,392
Series 2025A, Rev., 5.50%, 5/15/2055	3,500,000	3,634,636
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (b)	7,500,000	7,499,666
State of Louisiana Series 2016-B, GO, 4.00%, 8/1/2026	30,000	30,400
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 1.45%, 6/2/2025 (b)	14,900,000	14,900,000
Series 2025A, Rev., 5.00%, 5/1/2040	2,055,000	2,192,582
Total Louisiana		41,600,315
Maine — 0.4%
Finance Authority of Maine, Casella Waste System, Inc., Project, Rev., AMT, 5.13%, 8/1/2025 (b) (c)	2,000,000	1,995,333
Maine Health and Higher Educational Facilities Authority
Series 2024A, Rev., A.G., 5.00%, 7/1/2028	1,135,000	1,201,638
Series 2023A, Rev., A.G., 5.00%, 7/1/2038	250,000	265,609
Series 2024A, Rev., A.G., 5.00%, 7/1/2041	1,460,000	1,522,281
Series 2024A, Rev., A.G., 5.00%, 7/1/2044	1,000,000	1,021,739
Maine Municipal Bond Bank
Series 2025A, Rev., 5.00%, 11/1/2028	2,075,000	2,214,793
Series 2025A, Rev., 5.00%, 11/1/2030	650,000	713,454
Maine Turnpike Authority
Rev., 5.00%, 7/1/2034	1,520,000	1,704,401
Rev., 4.00%, 7/1/2040	2,100,000	1,999,603
Total Maine		12,638,851
Maryland — 0.7%
County of Anne Arundel Series 2022, GO, 5.00%, 10/1/2035	2,565,000	2,801,121
County of Baltimore, GO, 5.00%, 3/1/2044	12,450,000	13,135,522
County of St. Mary's, Public Improvement, GO, 4.00%, 7/15/2027	70,000	71,650
Maryland Community Development Administration, Multi- Family, Villages At Marley Station Series 2024D-2, Rev., 3.30%, 1/1/2029	2,500,000	2,496,477
State of Maryland, Department of Transportation, Rev., 5.00%, 9/1/2026	75,000	77,033
State of Maryland, State and Local Facilities Loan of 2017 Series 2017A, GO, 5.00%, 8/1/2025	45,000	45,143
State of Maryland, State and Local Facilities Loan of 2022 Series 2022A, GO, 5.00%, 6/1/2033	1,000,000	1,114,741
Town of Ocean City Series 2023, GO, 4.00%, 1/15/2043	1,000,000	953,054
Total Maryland		20,694,741
Massachusetts — 1.7%
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	2,505,000	2,423,352
Commonwealth of Massachusetts, Consolidated Loan of 2020 Series 2020E, GO, 5.00%, 11/1/2050	3,210,000	3,249,329
Commonwealth of Massachusetts, Consolidated Loan of 2023
Series 2023A, GO, 5.00%, 5/1/2033	1,805,000	2,034,625

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Series 2023A, GO, 5.00%, 5/1/2048	13,000,000	13,262,392
Commonwealth of Massachusetts, Consolidated Loan of 2024 Series 2024H, GO, 5.00%, 12/1/2040	1,130,000	1,214,289
Massachusetts Bay Transportation Authority, Sales Tax Series 2020B-1, Rev., 5.00%, 7/1/2050	4,000,000	4,004,276
Massachusetts Development Finance Agency, Amherst College Issue Series 2025A, Rev., 5.00%, 11/1/2035 (b)	5,000,000	5,631,426
Massachusetts Development Finance Agency, Boston Medical Center Issue
Series 2023G, Rev., 5.00%, 7/1/2029	750,000	792,752
Series 2025W, Rev., 4.25%, 7/1/2055	2,000,000	1,781,100
Massachusetts Development Finance Agency, Brown University Health Obligated Group Series 2025B, Rev., 5.00%, 8/15/2031 (b)	2,300,000	2,423,315
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029	2,000,000	2,097,113
Massachusetts State College Building Authority Series 2017D, Rev., 5.00%, 5/1/2027	45,000	46,916
Massachusetts Water Resources Authority, Green Bond Series 2016C, Rev., 4.00%, 8/1/2040	2,470,000	2,375,109
Town of Brookline, Purpose Loan
GO, 4.00%, 5/15/2044 (d)	2,855,000	2,696,898
GO, 4.00%, 5/15/2045 (d)	5,050,000	4,726,468
Total Massachusetts		48,759,360
Michigan — 1.8%
Berkley School District, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2033	210,000	218,604
GO, Q-SBLF, 4.00%, 5/1/2034	225,000	232,888
GO, Q-SBLF, 4.00%, 5/1/2035	580,000	595,212
Berrien Springs Public Schools, School Building and Site, Unlimited Tax, GO, Q-SBLF, 5.00%, 5/1/2030	100,000	107,237
City of Ann Arbor
Rev., 4.00%, 4/1/2042	1,515,000	1,404,654
Rev., 4.00%, 4/1/2045	1,705,000	1,538,524
City of Detroit, Unlimited Tax
Series 2023C, GO, 6.00%, 5/1/2043	1,200,000	1,294,977
Series 2021A, GO, 5.00%, 4/1/2046	1,015,000	1,005,865
City of Holland
Series 2023, GO, 5.00%, 5/1/2041	1,070,000	1,121,410
Series 2023, GO, 5.00%, 5/1/2042	1,000,000	1,038,488
Detroit Downtown Development Authority, Catalyst Development Project Series 2024, Rev., 5.00%, 7/1/2048	2,750,000	2,768,424
Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group, Rev., 5.00%, 7/1/2026	175,000	178,191
Great Lakes Water Authority Sewage Disposal System, Second Lien
Series B, Rev., 5.00%, 7/1/2025	2,005,000	2,007,866
Series 2023A, Rev., 5.00%, 7/1/2038	1,000,000	1,077,528
Karegnondi Water Authority, Water Supply System Series 2024, Rev., 5.00%, 11/1/2041	2,000,000	2,095,032
Michigan Finance Authority Series 2024A-1, Rev., 5.00%, 7/21/2025	1,000,000	1,002,451
Michigan Finance Authority, Trinity Health Credit Group
Series 2022B, Rev., 5.00%, 12/1/2028 (b)	1,000,000	1,052,346
Series 2016 MI, Rev., 5.00%, 12/1/2034	5,000,000	5,054,947
Series 2013MI-5, Rev., 4.00%, 12/1/2040	1,295,000	1,190,358
Michigan State Hospital Finance Authority, Corewell Health
Series 2025B-1, Rev., 5.00%, 6/1/2032 (b)	3,160,000	3,385,577
Series 2025B-2, Rev., 5.00%, 6/1/2035 (b)	1,000,000	1,079,235
Michigan State Housing Development Authority Series 2023B, Rev., 5.75%, 6/1/2054	2,000,000	2,122,220
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (b)	14,030,000	13,731,158

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (b)	1,230,000	1,222,247
Michigan Strategic Fund, I-75 Improvement Projects, Rev., AMT, 5.00%, 12/31/2043	5,000,000	4,985,680
State of Michigan Trunk Line Series 2021A, Rev., 4.00%, 11/15/2036	395,000	391,692
Total Michigan		51,902,811
Minnesota — 0.5%
City of Center City, Health Care Facilities, Hazelden Betty Ford Foundation Project Series 2025, Rev., 5.00%, 11/1/2044	1,160,000	1,176,301
City of Lakeville Series 2024A, GO, 5.00%, 2/1/2034	1,455,000	1,607,007
City of Mankato Series 2022B, GO, 5.00%, 2/1/2027	150,000	154,978
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 5.00%, 11/15/2033	180,000	184,984
City of Rogers, Sales Tax Series 2024B, GO, 5.00%, 2/1/2034	1,135,000	1,277,198
County of Hennepin Series 2023A, GO, 5.00%, 12/1/2034	2,000,000	2,254,588
Minnesota Housing Finance Agency Series 2023F, Rev., GNMA / FNMA / FHLMC, 5.75%, 7/1/2053	2,305,000	2,437,583
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	2,000,000	2,208,635
Minnesota Municipal Gas Agency Subseries, 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 6/1/2027	1,000,000	1,011,831
State of Minnesota Series 2021A, GO, 4.00%, 9/1/2041	1,000,000	975,812
Total Minnesota		13,288,917
Mississippi — 0.0% ^
Mississippi Development Bank, Ranking County Project, Rev., 5.00%, 3/1/2026	205,000	208,161
Mississippi State University Educational Building Corp., New Facilities and Refinancing Project, Rev., 5.00%, 8/1/2025	35,000	35,107
State of Mississippi Series 2016B, GO, 5.00%, 12/1/2025	20,000	20,199
Total Mississippi		263,467
Missouri — 1.2%
City of Excelsior Springs Series 2020B, COP, 4.00%, 3/1/2030	115,000	118,171
City of Springfield Public Utility Series 2015, Rev., 4.00%, 8/1/2035	5,000,000	4,901,437
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (b)	2,335,000	2,447,402
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Rev., 4.00%, 2/1/2027	1,000,000	1,000,035
Series 2016A, Rev., 5.00%, 2/1/2036	1,000,000	1,000,795
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2028	180,000	189,381
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2023A, Rev., 5.00%, 6/1/2028 (b)	5,000,000	5,236,915
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.25%, 6/2/2025 (b)	910,000	910,000
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Episcopal-Presbyterian Hospitals Series 2015B, Rev., 5.00%, 12/1/2026	165,000	165,131
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital, Rev., 5.00%, 9/1/2026	200,000	201,128
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2046 (c)	1,000,000	927,608
Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2027	50,000	52,102
Missouri Development Finance Board, Procter & Gamble Co. Project Series 1999, Rev., 5.20%, 3/15/2029	1,680,000	1,769,063
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	2,825,000	3,048,259
Missouri Joint Municipal Electric Utility Commission, Plum Point Project
Series 2024, Rev., 5.00%, 1/1/2029	1,350,000	1,434,732

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Series 2024, Rev., 5.00%, 1/1/2031	1,100,000	1,193,992
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	4,250,000	3,754,159
Orchard Farm R-V School District, Missouri Direct Deposit Program Series 2024A, GO, 5.75%, 3/1/2041	5,325,000	5,990,194
Springfield School District No. R-12, GO, 4.00%, 3/1/2042	1,800,000	1,685,667
Total Missouri		36,026,171
Montana — 0.1%
Yellowstone and Carbon Counties School District No. 7-70 Laurel Series 2023, GO, 5.00%, 7/1/2039	1,675,000	1,768,990
Nebraska — 0.5%
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2030	320,000	336,221
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (b)	1,350,000	1,392,218
City of Lincoln, Electric System
Rev., 5.00%, 9/1/2026	85,000	87,250
Rev., 5.00%, 9/1/2028	50,000	51,683
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group Series 2019A, Rev., 4.00%, 1/1/2035	1,000,000	961,993
Omaha Public Power District Series 2022A, Rev., 5.00%, 2/1/2047	1,270,000	1,299,192
Omaha Public Power District, Electric System
Series 2016A, Rev., 5.00%, 2/1/2026	40,000	40,554
Series 2016A, Rev., 5.00%, 2/1/2027	30,000	30,422
Series 2016A, Rev., 5.00%, 2/1/2028	1,075,000	1,088,585
Series 2022A, Rev., 4.00%, 2/1/2042	3,750,000	3,469,052
Series 2024D, Rev., 5.00%, 2/1/2043	2,700,000	2,820,581
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2024A, Rev., 5.00%, 1/1/2028	1,430,000	1,502,366
Series 2024A, Rev., 5.00%, 1/1/2029	1,750,000	1,868,405
Total Nebraska		14,948,522
Nevada — 0.4%
City of North Las Vegas, Water and wastewater Reclamation System Limited Tax
Series 2024B, GO, 5.00%, 6/1/2032	1,000,000	1,106,481
Series 2024B, GO, 5.00%, 6/1/2037	1,870,000	2,046,730
Clark County School District, Limited Tax
Series 2018A, GO, 5.00%, 6/15/2032	95,000	99,245
Series 2018A, GO, 4.00%, 6/15/2035	90,000	89,972
County of Clark Department of Aviation Series 2019D, Rev., 5.00%, 7/1/2031	4,455,000	4,748,160
County of Clark Department of Aviation, Jet Aviation Fuel tax Series 2022A, Rev., AMT, 5.00%, 7/1/2026	500,000	508,478
County of Clark, Limited Tax Series 2018B, GO, 5.00%, 12/1/2027	120,000	126,260
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	155,000	164,145
County of Washoe, Nevada Water Facilities Sierra Pacific Power Co. Projects Series 2016G, Rev., 3.63%, 10/1/2029 (b)	2,000,000	1,993,160
Nye County School District Series 2023, GO, PSF-GTD, 5.00%, 5/1/2036	1,000,000	1,095,743
Truckee Meadows Water Authority, Rev., 5.00%, 7/1/2029	50,000	51,765
Total Nevada		12,030,139
New Hampshire — 0.5%
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (c)	1,300,000	1,290,456

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Hampshire — continued
New Hampshire Business Finance Authority, University of Nevada Reno Project
Series 2023A, Rev., 5.00%, 12/1/2036	715,000	764,517
Series 2023A, Rev., 5.00%, 12/1/2037	860,000	913,257
Series 2023A, Rev., 5.00%, 12/1/2038	665,000	700,591
Series 2023A, Rev., 5.25%, 12/1/2039	790,000	839,973
Series 2023A, Rev., 5.25%, 6/1/2051	2,400,000	2,458,875
Series 2023A, Rev., 4.50%, 6/1/2053	1,075,000	996,835
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners
Series 2025A, Rev., 5.00%, 12/1/2035 (d)	1,910,000	2,058,251
Series 2025A, Rev., 5.50%, 6/1/2050 (d)	4,000,000	4,123,527
Total New Hampshire		14,146,282
New Jersey — 3.2%
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project, Rev., GTD, 4.00%, 5/21/2026	17,000,000	17,165,500
Burlington County Bridge Commission, Government Leasing Program Series 2024D, Rev., RAN, 4.25%, 12/11/2025	5,000,000	5,022,669
Casino Reinvestment Development Authority, Inc., Luxury Tax
Series 2024A, Rev., A.G., 5.00%, 11/1/2025	1,000,000	1,006,728
Series 2024B, Rev., A.G., 5.00%, 11/1/2025	500,000	503,364
Series 2024A, Rev., A.G., 5.00%, 11/1/2026	1,800,000	1,844,922
Series 2024B, Rev., A.G., 5.00%, 11/1/2026	1,000,000	1,024,957
Series 2024A, Rev., A.G., 5.00%, 11/1/2028	700,000	740,873
New Jersey Economic Development Authority, Municipal Rehabilitation Series 2019A, Rev., 5.25%, 4/1/2028	1,600,000	1,689,413
New Jersey Economic Development Authority, School Facilities Construction
Series 2024SSS, Rev., 5.00%, 6/15/2026	1,000,000	1,019,974
Series 2019GGG, Rev., 5.25%, 9/1/2026 (c)	2,000,000	2,054,347
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2024CC, Rev., 5.00%, 6/15/2034	1,000,000	1,098,595
Series 2024AA, Rev., 5.25%, 6/15/2041	1,250,000	1,317,946
Series 2023BB, Rev., 5.00%, 6/15/2046	2,250,000	2,271,753
Series 2024CC, Rev., 4.13%, 6/15/2050	1,250,000	1,075,657
Series 2023BB, Rev., 5.25%, 6/15/2050	3,500,000	3,574,886
Series 2024CC, Rev., 5.25%, 6/15/2055	1,000,000	1,023,068
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2018A, Rev., 4.00%, 12/15/2031	250,000	253,259
Series 2018A, Rev., 5.00%, 12/15/2033	2,000,000	2,076,031
Series 2024A, Rev., 5.00%, 6/15/2038	12,000,000	12,702,600
New Jersey Turnpike Authority Series 2022B, Rev., 5.00%, 1/1/2042	1,500,000	1,560,472
South Jersey Transportation Authority
Series 2025A, Rev., 4.00%, 11/1/2038	1,800,000	1,709,227
Series 2025A, Rev., 4.00%, 11/1/2039	1,700,000	1,592,435
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2033	1,000,000	1,020,542
Series 2018A, Rev., 5.00%, 6/1/2034	7,255,000	7,381,662
Series 2018A, Rev., 4.00%, 6/1/2037	2,415,000	2,250,350
Series 2018A, Rev., 5.00%, 6/1/2046	10,575,000	10,427,856
Series 2018B, Rev., 5.00%, 6/1/2046	9,370,000	8,983,122
Total New Jersey		92,392,208

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Mexico — 0.5%
Albuquerque Municipal School District No. 12
Series 2024, GO, 5.00%, 8/1/2036	600,000	644,377
Series 2024, GO, 5.00%, 8/1/2037	1,000,000	1,065,637
City of Albuquerque Series 2015A, Rev., 5.00%, 7/1/2026	240,000	240,358
City of Farmington, San Juan Project
Series 2010D, Rev., 3.90%, 6/1/2028 (b)	1,100,000	1,107,676
Series 2010C, Rev., 3.88%, 6/1/2029 (b)	1,500,000	1,502,842
County of Santa Fe, Cresta Ranch Apartments Series 2024, Rev., 3.29%, 6/1/2028 (b)	8,000,000	7,978,325
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018A, Rev., 5.00%, 6/15/2027	100,000	104,299
New Mexico Mortgage Finance Authority, Santee Apartments and Sangre De Cristo Project, Rev., 3.73%, 12/1/2025 (b) (d)	2,100,000	2,100,430
Total New Mexico		14,743,944
New York — 13.9%
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project
Rev., 5.00%, 7/1/2033	585,000	617,991
Rev., 5.00%, 7/1/2034	230,000	241,330
Build NYC Resource Corp., Success Academy Charter School Project Series 2025, Rev., 4.00%, 9/1/2040	1,700,000	1,567,000
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	2,500,000	2,620,551
Camden Central School District, GO, BAN, 4.50%, 6/26/2025	1,000,000	1,000,629
Chautauqua Tobacco Asset Securitization Corp. Series 2014, Rev., 5.00%, 6/1/2048	2,975,000	2,650,347
City of New York, Fiscal Year 2018
Series 2018E, GO, VRDO, LOC : TD Bank NA, 1.45%, 6/2/2025 (b)	4,400,000	4,400,000
Series B-4, GO, VRDO, LIQ : Barclays Bank plc, 1.50%, 6/2/2025 (b)	4,360,000	4,360,000
Series 2018F-1, GO, 5.00%, 4/1/2033	105,000	109,050
City of New York, Fiscal Year 2019 Series 2019E, GO, 5.00%, 8/1/2033	100,000	105,094
City of New York, Fiscal Year 2021
Series 2021A-1, GO, 5.00%, 8/1/2031	185,000	201,000
Series 2021-1, GO, 5.00%, 4/1/2033	235,000	255,324
Series 2021F, Subseries F-1, GO, 5.00%, 3/1/2037	1,000,000	1,060,646
City of New York, Fiscal Year 2022 Series 2022B,Subseries B-1, GO, 5.00%, 8/1/2033	1,650,000	1,824,822
City of New York, Fiscal Year 2023 Series 2023E, Subseries E-1, GO, 4.00%, 4/1/2050	1,290,000	1,117,472
City of New York, Fiscal Year 2024
Series 2024A, GO, 5.00%, 8/1/2048	1,150,000	1,172,164
Series 2024D, GO, 5.50%, 4/1/2049	2,350,000	2,493,850
City of New York, Fiscal Year 2025
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2028	4,000,000	4,220,498
Series 2025F, GO, 5.00%, 8/1/2033	5,000,000	5,587,098
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2036	3,500,000	3,901,160
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2043	5,000,000	5,208,068
Series 2025G, Subseries G-1, GO, 5.25%, 2/1/2050	5,000,000	5,203,183
Series 2025G, Subseries G-1, GO, 5.25%, 2/1/2053	990,000	1,026,954
County of Nassau, General Improvement
Series 2025A, GO, 4.00%, 4/1/2044	8,215,000	7,528,790
Series 2025A, GO, 4.00%, 4/1/2045	5,780,000	5,244,657
Dryden Central School District, GO, BAN, 4.50%, 6/25/2025	7,600,000	7,604,781
Empire State Development Corp. Series 2021A, Rev., 4.00%, 3/15/2046	2,500,000	2,206,438
Empire State Development Corp., State Personal Income Tax, General Purpose Series 2020A, Rev., 4.00%, 3/15/2045	500,000	446,622

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Gloversville Enlarged School District, GO, BAN, 4.50%, 6/26/2025	1,000,000	1,000,671
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	15,000,000	14,415,002
Series 2019A, Rev., 4.00%, 9/1/2034	2,000,000	2,005,478
Malone Central School District, GO, BAN, 4.50%, 6/26/2025	10,000,000	10,006,359
Metropolitan Transportation Authority
Series 2015E-1, Rev., VRDO, LOC : Barclays Bank plc, 1.50%, 6/2/2025 (b)	2,300,000	2,300,000
Series 2024B, Rev., 5.00%, 11/15/2041	2,000,000	2,060,256
Metropolitan Transportation Authority, Climate Bond
Series 2017C-1, Rev., 5.00%, 11/15/2033	14,360,000	14,763,065
Series 2025A, Rev., 5.25%, 11/15/2045	2,500,000	2,586,918
Series 2025A, Rev., 5.25%, 11/15/2055	2,000,000	2,042,834
Mount Markham Central School District, Unlimited Tax, GO, BAN, 4.50%, 6/25/2025	10,000,000	10,005,959
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project
Series 2024 CL E, Rev., 4.38%, 12/15/2031	1,250,000	1,268,481
Series 2024 CL F, Rev., 5.25%, 12/15/2031	1,300,000	1,321,047
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025DD, Rev., 5.50%, 6/15/2039	1,500,000	1,692,823
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2015 Series 2015GG, Rev., 5.00%, 6/15/2025	3,000,000	3,002,066
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2024 Series 2024, Subseries CC-1, Rev., 5.25%, 6/15/2054	1,500,000	1,556,548
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 1.52%, 6/2/2025 (b)	2,400,000	2,400,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 1.45%, 6/2/2025 (b)	2,100,000	2,100,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series 2022FF, Rev., 4.00%, 6/15/2041	1,760,000	1,647,916
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023
Series 2023CC, Rev., VRDO, LIQ : Barclays Bank plc, 1.50%, 6/2/2025 (b)	2,105,000	2,105,000
Series 2023, Subseries AA-3, Rev., 5.00%, 6/15/2047	725,000	737,870
Series 2023AA Subseries AA-1, Rev., 5.25%, 6/15/2052	3,000,000	3,094,190
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2024 Series 2024, Subseries AA-1, Rev., 5.25%, 6/15/2053	2,700,000	2,805,131
New York City Transitional Finance Authority Building Aid, Subordinate Series 2019S-2A, Rev., 5.00%, 7/15/2025 (e)	45,000	45,096
New York City Transitional Finance Authority Building Aid, Subordinate, Fiscal Year 2020 Series 2020S1, Subseries S-1B, Rev., 4.00%, 7/15/2042	1,500,000	1,369,312
New York City Transitional Finance Authority Future Tax Secured
Series 2018B-1, Rev., 4.00%, 8/1/2042	2,750,000	2,524,521
Series 2025, Subseries G-1, Rev., 5.00%, 5/1/2052	6,000,000	6,090,875
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2025
Series 2025 Subseries C-1, Rev., 5.25%, 5/1/2049	5,000,000	5,212,766
Series 2025E, Rev., 5.50%, 11/1/2049	1,075,000	1,143,537
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series 2018S-4A, Rev., 5.00%, 7/15/2033	105,000	109,486
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.50%, 6/2/2025 (b)	15,700,000	15,700,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020A, Subseries A-2, Rev., 5.00%, 5/1/2039	265,000	272,054

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021C, Subseries C-1, Rev., 4.00%, 5/1/2035	750,000	751,585
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022
Series 2022F, Subseries F-1, Rev., 4.00%, 2/1/2038	1,000,000	975,493
Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2045	8,370,000	7,476,354
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250,000	1,097,582
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024C, Rev., 5.25%, 5/1/2048	2,000,000	2,072,945
Series 2024C, Rev., 5.00%, 5/1/2053	2,500,000	2,534,272
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	1,000,000	892,680
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2029	3,500,000	3,793,405
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2035	2,000,000	2,235,642
Series 2025-J, Subseries J-1, Rev., 5.25%, 5/1/2048	5,000,000	5,231,424
Series 2025H, Sub H-1, Rev., 5.25%, 11/1/2048	1,000,000	1,046,285
New York Power Authority, Green Transmission Project
Series 2023A, Rev., A.G., 5.00%, 11/15/2053	1,000,000	1,010,885
Series 2023A, Rev., A.G., 5.13%, 11/15/2058	2,750,000	2,795,491
New York State Dormitory Authority
Series 2024A, Rev., A.G., 5.00%, 10/1/2025	2,500,000	2,517,109
Series 2024A, Rev., A.G., 5.00%, 10/1/2026	3,225,000	3,320,619
Series 2024D, Rev., 5.00%, 10/1/2035	1,300,000	1,422,858
Series 2024A, Rev., A.G., 5.00%, 10/1/2037	1,825,000	1,941,256
New York State Dormitory Authority, Cornell University Series 2019D, Rev., 5.00%, 7/1/2033	135,000	152,948
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 2025 2-B, Rev., 5.00%, 7/1/2032 (b)	3,000,000	3,257,133
New York State Dormitory Authority, New York University
Series 2025A, Rev., 5.00%, 7/1/2047	5,000,000	5,112,450
Series 2025A, Rev., 5.00%, 7/1/2048	4,000,000	4,075,600
New York State Dormitory Authority, Northwell Health Obligated Group Series 2019A, Rev., 5.00%, 5/1/2029	70,000	74,678
New York State Dormitory Authority, Pace University
Series 2024A, Rev., 5.25%, 5/1/2032	620,000	666,925
Series 2024A, Rev., 5.25%, 5/1/2036	1,380,000	1,469,379
Series 2024A, Rev., 5.25%, 5/1/2041	460,000	472,175
Series 2024A, Rev., 5.25%, 5/1/2042	550,000	560,935
New York State Dormitory Authority, Personal Income Tax
Series 2019D, Rev., 5.00%, 2/15/2034	2,000,000	2,142,335
Series 2021A, Rev., 4.00%, 3/15/2037	3,315,000	3,267,526
New York State Dormitory Authority, Sales Tax Series 2024A, Rev., A.G., 5.00%, 10/1/2027	3,600,000	3,770,929
New York State Dormitory Authority, School Districts Financing Program
Series 2025A, Rev., A.G., 5.00%, 10/1/2033 (d)	3,500,000	3,901,791
Series 2025A, Rev., A.G., 5.00%, 10/1/2039 (d)	2,515,000	2,688,799
New York State Dormitory Authority, State Personal Income Tax Series 2021E, Rev., 4.00%, 3/15/2032 (e)	5,000	5,238
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021E, Rev., 4.00%, 3/15/2032 (e)	175,000	183,341
Series 2021E, Rev., 4.00%, 3/15/2040	2,820,000	2,641,310
Series 2021E, Rev., 4.00%, 3/15/2042	1,000,000	916,178

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, State Sales Tax Series 2024B, Rev., 5.00%, 3/15/2049	3,000,000	3,070,871
New York State Dormitory Authority, The New School Series 2025A, Rev., 4.25%, 7/1/2050	1,000,000	885,435
New York State Dormitory Authority, White Plains Hospital
Series 2024, Rev., 5.00%, 10/1/2030	1,000,000	1,055,775
Series 2024, Rev., 5.25%, 10/1/2049	1,000,000	1,000,340
New York State Energy Research and Development Authority Series 1997A, Rev., 3.00%, 7/1/2025 (b)	7,540,000	7,533,369
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2024A, Rev., 5.25%, 6/15/2053	5,000,000	5,241,614
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program
Series 2025A, Rev., 5.00%, 9/15/2037	465,000	520,441
Series 2025A, Rev., 5.00%, 9/15/2038	520,000	576,045
New York State Environmental Facilities Corp.,Solid Waste Disposal, Waste Management, Inc. Project, Rev., AMT, 4.10%, 8/1/2025 (b)	3,000,000	3,001,337
New York State Housing Finance Agency, 160 Madison Avenue LLC Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.60%, 6/2/2025 (b)	5,000,000	5,000,000
New York State Housing Finance Agency, 160 West 62nd Street Housing Series 2011A-2, Rev., FHLMC COLL, 3.60%, 4/1/2032 (b)	1,500,000	1,485,473
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2030	5,495,000	5,578,344
Series 2018, Rev., AMT, 5.00%, 1/1/2031	1,655,000	1,674,064
Rev., AMT, 5.00%, 1/1/2034	8,870,000	8,921,801
Series 2023, Rev., AMT, 6.00%, 4/1/2035	3,000,000	3,257,106
Series 2023, Rev., AMT, 5.63%, 4/1/2040	3,000,000	3,075,303
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	500,000	494,101
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project
Rev., AMT, 3.00%, 8/1/2031	3,070,000	2,810,313
Series 2024, Rev., AMT, A.G., 5.25%, 6/30/2039	1,425,000	1,512,395
Rev., AMT, 5.50%, 6/30/2054	3,800,000	3,831,322
Northeastern Clinton Central School District, GO, BAN, 4.50%, 6/26/2025	1,000,000	1,000,705
Onondaga Civic Development Corp., Syracuse University Project
Rev., 5.00%, 12/1/2029	700,000	760,398
Rev., 5.00%, 12/1/2031	1,250,000	1,390,600
Rev., 5.00%, 12/1/2034	1,675,000	1,897,443
Rev., 5.25%, 12/1/2045	1,150,000	1,220,286
Rev., 4.50%, 12/1/2050	2,000,000	1,870,321
Port Authority of New York and New Jersey, Consolidated
Series 248, Rev., 5.00%, 1/15/2032	1,700,000	1,899,037
Series 248, Rev., 5.00%, 1/15/2033	1,500,000	1,687,507
Series 214, Rev., AMT, 5.00%, 9/1/2036	1,975,000	2,026,574
Series 223, Rev., AMT, 4.00%, 7/15/2037	510,000	500,382
Series 244, Rev., 5.00%, 7/15/2040	1,000,000	1,068,943
Series 248, Rev., 5.00%, 1/15/2041	2,000,000	2,131,716
Series 248, Rev., 5.00%, 1/15/2050	2,000,000	2,050,590
Smithtown Central School District
GO, 4.00%, 6/1/2035	2,465,000	2,530,167
GO, 4.00%, 6/1/2036	2,125,000	2,164,463
GO, 4.00%, 6/1/2037	2,000,000	2,023,778

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Stillwater Central School District, GO, BAN, 4.50%, 6/27/2025	3,000,000	3,002,034
Suffolk Regional Off-Track Betting Corp. Series 2024, Rev., 5.75%, 12/1/2044	2,940,000	3,008,360
Syracuse Industrial Development Agency, Syracuse City School District Project Series 2020A, Rev., 4.00%, 5/1/2036	1,275,000	1,286,358
Thousand Islands Central School District, GO, BAN, 4.25%, 6/27/2025	1,500,000	1,500,636
Town of Hempstead, GO, 4.00%, 5/1/2043	2,000,000	1,907,746
Town of Stony Point, GO, 5.00%, 8/15/2027	75,000	78,300
Triborough Bridge and Tunnel Authority Sales Tax, TBTA Capital Lockbox Series 2023A, Rev., 4.13%, 5/15/2053	2,250,000	1,943,423
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox
Series 2025A, Rev., 5.00%, 12/1/2045	1,500,000	1,544,269
Series 2025A, Rev., 5.00%, 12/1/2046	2,000,000	2,049,302
Series 2025A, Rev., 5.25%, 12/1/2054	3,500,000	3,623,119
Series 2025A, Rev., A.G., 4.50%, 12/1/2056	1,000,000	919,120
Series 2023A, Rev., 4.25%, 5/15/2058	1,000,000	875,245
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax
Series 2025B-2, Rev., BAN, 5.00%, 3/15/2029	10,000,000	10,754,841
Series 2022D-1A, Rev., 5.00%, 11/15/2037	1,000,000	1,076,146
TSASC, Inc.
Series A, Rev., 5.00%, 6/1/2035	1,000,000	1,006,561
Series A, Rev., 5.00%, 6/1/2036	8,065,000	8,099,606
Westchester County Local Development Corp., Kendal on Hudson Project Series 2022B, Rev., 5.00%, 1/1/2032	240,000	252,517
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2056 (c)	9,000,000	7,803,500
Yonkers Industrial Development Agency, New Community School Project, Rev., 5.00%, 5/1/2042	1,445,000	1,495,837
Total New York		406,811,614
North Carolina — 1.9%
City of Charlotte, Rev., 5.00%, 7/1/2038	2,320,000	2,548,026
City of Charlotte Water and Sewer System, Rev., 5.00%, 7/1/2042	2,055,000	2,186,789
City of Charlotte, North Carolina Government Facilities
Series 2023B, COP, 5.00%, 6/1/2026	400,000	408,430
Series 2023B, COP, 5.00%, 6/1/2027	460,000	479,857
County of Buncombe, Limited Tax
Rev., 5.00%, 6/1/2031	1,350,000	1,490,302
Rev., 5.00%, 6/1/2034	1,000,000	1,129,456
Rev., 5.00%, 6/1/2035	675,000	764,159
County of Cabarrus, Limited Obligation Series 2024B, Rev., 5.00%, 8/1/2042	1,250,000	1,320,002
County of Davidson, GO, 5.00%, 6/1/2027	35,000	36,532
County of Harnett, Limited Tax
Rev., 5.00%, 4/1/2031	180,000	197,190
Rev., 5.00%, 4/1/2032	1,210,000	1,336,820
Rev., 5.00%, 4/1/2040	925,000	984,029
County of Wake
Series 2025A, Rev., 5.00%, 5/1/2036	1,000,000	1,119,504
Series 2025A, Rev., 5.00%, 5/1/2037	625,000	693,314
Series 2025A, Rev., 5.00%, 5/1/2039	1,500,000	1,631,036
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Hero Series 2024, Rev., AMT, 3.75%, 11/1/2025 (b)	3,000,000	3,000,970
Fayetteville State University, Student Housing Project Series 2021, Rev., A.G., 5.00%, 4/1/2037	4,270,000	4,435,723

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 1.45%, 6/2/2025 (b)	3,400,000	3,400,000
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	3,000,000	2,997,989
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	2,740,000	2,956,517
Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	7,500,000	8,329,775
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056 (d)	6,000,000	6,740,581
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	1,250,000	1,212,036
Town of Cary Series 2021, GO, 4.00%, 9/1/2032	5,475,000	5,711,594
Total North Carolina		55,110,631
North Dakota — 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2023A, Rev., 5.75%, 7/1/2053	2,080,000	2,191,915
North Dakota Public Finance Authority, State Revolving Fund Program Series 2024A, Rev., 5.00%, 10/1/2042	2,160,000	2,280,894
Total North Dakota		4,472,809
Ohio — 3.6%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2030	10,500,000	11,023,427
Series 2020A-2 CL 1, Rev., 4.00%, 6/1/2037	2,600,000	2,470,726
Series 2020A-2, Rev., 4.00%, 6/1/2038	3,750,000	3,506,548
Series 2020B-2, Rev., 5.00%, 6/1/2055	19,250,000	16,655,949
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	15,825,000	1,518,980
Columbus Regional Airport Authority, John Glenn Columbus International Airport
Series 2025A, Rev., AMT, 5.00%, 1/1/2035	3,000,000	3,172,174
Series 2025A, Rev., AMT, 5.00%, 1/1/2036	5,000,000	5,243,837
Series 2025A, Rev., AMT, 5.00%, 1/1/2038	3,400,000	3,511,791
Series 2025A, Rev., AMT, 5.25%, 1/1/2044	1,000,000	1,019,444
Series 2025A, Rev., AMT, 5.25%, 1/1/2045	1,750,000	1,776,774
Series 2025B, Rev., 5.25%, 1/1/2050	1,000,000	1,036,475
County of Summit, Various Purpose Improvement Series 2022, GO, 5.00%, 12/1/2031	100,000	111,425
County of Warren, Otterbein Homes Obligation Group Series 2024, Rev., 5.00%, 7/1/2049	1,800,000	1,725,711
Dublin City School District, Ohio School Facilities Unlimited Tax
Series 2024B, GO, 5.00%, 12/1/2043	1,470,000	1,547,905
Series 2024B, GO, 4.00%, 12/1/2048	1,000,000	923,044
Grandview Heights City School District, GO, 5.00%, 12/1/2044	1,695,000	1,769,081
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	3,795,000	3,797,830
North Ridgeville City School District
Series 2024, GO, 5.25%, 12/1/2054	1,900,000	1,927,540
Series 2024, GO, 4.50%, 12/1/2061	1,500,000	1,359,402
Northeast Ohio Medical University Series 2022, Rev., 5.00%, 12/1/2035	1,000,000	1,055,011
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2005C, Rev., AMT, 3.70%, 4/1/2028	4,000,000	3,969,970
Ohio Air Quality Development Authority, Duke Energy Corp.
Series 2022B, Rev., 4.00%, 6/1/2027 (b)	2,000,000	2,014,455
Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (b)	1,000,000	1,007,397
Ohio Higher Educational Facility Commission, Denison University 2017 Project Series 2017A, Rev., 5.00%, 11/1/2025	75,000	75,625
Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2018A, Rev., 5.00%, 2/15/2027	135,000	139,823

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Ohio Water Development Authority
Series 2016B, Rev., 5.00%, 6/1/2026	35,000	35,756
Series 2023A, Rev., 5.00%, 12/1/2036	1,335,000	1,474,198
Series 2023A, Rev., 5.00%, 12/1/2038	1,540,000	1,669,999
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 1.45%, 6/2/2025 (b)	1,250,000	1,250,000
Ohio Water Development Authority, Drinking Water Assistance Series 2024A, Rev., 5.00%, 12/1/2038	1,300,000	1,415,161
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2017A, Rev., 5.00%, 12/1/2026	45,000	46,475
Series 2020A, Rev., 5.00%, 12/1/2050	1,000,000	1,012,754
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project
Series 2024B, Rev., 5.00%, 12/1/2037	1,000,000	1,062,415
Series 2024B, Rev., 5.00%, 12/1/2038	1,000,000	1,055,065
Series 2024B, Rev., 5.00%, 12/1/2039	565,000	591,519
Series 2024B, Rev., 5.00%, 12/1/2063	4,000,000	3,882,997
State of Ohio Series 2025A, GO, 5.00%, 6/15/2031	8,955,000	9,984,401
State of Ohio, Capital Facilities Lease Appropriation, Administrative Building Fund Projects, Tax Exempt Series 2018A, Rev., 5.00%, 10/1/2034	220,000	229,773
State of Ohio, Children's Hospital Medical Center of Akron Series 2024B, Rev., 5.00%, 8/15/2032 (b)	1,500,000	1,627,278
State of Ohio, Common School Series 2021B, GO, 5.00%, 9/15/2031	210,000	234,796
State of Ohio, Culture and Sports Facilities Building Fund Projects
Series 2025A, Rev., 5.00%, 4/1/2028	1,250,000	1,323,276
Series 2025A, Rev., 5.00%, 4/1/2029	1,250,000	1,344,293
Series 2025A, Rev., 5.00%, 4/1/2030	1,000,000	1,090,839
State of Ohio, Infrastructure Improvement Series 2024A, GO, 5.00%, 3/1/2037	2,785,000	3,076,129
State of Ohio, Natural Resources Series 2017V, GO, 5.00%, 10/1/2027	35,000	36,798
Total Ohio		104,804,266
Oklahoma — 1.3%
Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation Project
Series 2025A, Rev., 5.00%, 7/1/2031	1,250,000	1,381,700
Series 2025A, Rev., 5.00%, 7/1/2032	1,250,000	1,393,588
Oklahoma County Independent School District No. 89 Oklahoma City Series 2025A, GO, 4.00%, 7/1/2028	2,500,000	2,575,144
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018B, Rev., 5.25%, 8/15/2048	5,550,000	5,386,212
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	4,000,000	4,446,706
Oklahoma Industries Authority, Oklahoma County Independent School District No. 89 Oklahoma City Series 2024, Rev., 5.00%, 4/1/2032	8,545,000	9,352,993
Oklahoma Water Resources Board, Clean Water Program, Rev., 5.00%, 4/1/2043	1,575,000	1,654,397
Oklahoma Water Resources Board, State Loan Program
Series 2024A, Rev., 5.00%, 10/1/2037	1,000,000	1,072,387
Series 2024B, Rev., 5.00%, 10/1/2037	1,200,000	1,286,865
Series 2024B, Rev., 5.00%, 10/1/2039	1,000,000	1,059,329
Series 2023A, Rev., 4.00%, 10/1/2043	3,720,000	3,526,788
Series 2024B, Rev., 5.25%, 10/1/2044	2,100,000	2,190,079
Tulsa Municipal Airport Trust Trustees, American Airlines Group, Inc., Rev., AMT, VRDO, 5.00%, 6/1/2025 (b)	1,725,000	1,725,000

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oklahoma — continued
University of Oklahoma (The)
Series 2024A, Rev., 5.00%, 7/1/2038	1,050,000	1,128,960
Series 2024A, Rev., 5.00%, 7/1/2041	1,045,000	1,099,436
Total Oklahoma		39,279,584
Oregon — 0.4%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	8,500,000	5,422,382
State of Oregon, Article XI-F Project
Series 2025F, GO, 5.00%, 8/1/2029	1,470,000	1,593,529
Series 2025F, GO, 5.00%, 8/1/2031	1,000,000	1,114,177
Series 2025F, GO, 5.00%, 8/1/2034	425,000	483,918
Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax
Series 2018A, Rev., 5.00%, 9/1/2027 (e)	45,000	47,065
Series 2021A, Rev., 5.00%, 9/1/2035	1,060,000	1,153,025
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc.
Series 2022, Rev., 5.00%, 7/1/2026	300,000	303,268
Series 2022, Rev., 5.00%, 7/1/2028	400,000	413,506
Total Oregon		10,530,870
Pennsylvania — 2.8%
Allegheny County Airport Authority, Pittsburgh International Airport
Series 2023A, Rev., AMT, A.G., 5.50%, 1/1/2048	1,500,000	1,554,246
Series 2023A, Rev., AMT, A.G., 5.50%, 1/1/2053	1,000,000	1,032,380
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2008A, Rev., VRDO, LIQ : Bank of New York Mellon (The), 1.40%, 6/2/2025 (b)	6,000,000	6,000,000
Allegheny County Higher Education Building Authority, University Refunding Duquesne University
Rev., 5.00%, 3/1/2042	2,550,000	2,612,661
Series 2024, Rev., 5.00%, 3/1/2043	1,000,000	1,015,777
Allegheny County Hospital Development Authority, Pittsburgh Medical Center
Series 2019A, Rev., 5.00%, 7/15/2032	1,800,000	1,884,497
Series 2019A, Rev., 5.00%, 7/15/2034	4,000,000	4,161,463
Allegheny County Sanitary Authority, Sewer
Series 2024, Rev., 5.00%, 12/1/2027	1,250,000	1,313,870
Series 2024, Rev., 5.00%, 12/1/2031	1,060,000	1,177,145
Bucks County Water and Sewer Authority
Series 2022A, Rev., A.G., 5.00%, 12/1/2032	115,000	127,051
Series 2022A, Rev., A.G., 5.00%, 12/1/2033	105,000	116,378
Series 2022A, Rev., A.G., 5.00%, 12/1/2036	380,000	412,817
Central Bucks School District
GO, 5.00%, 5/15/2032	300,000	332,156
GO, 5.00%, 5/15/2033	375,000	416,016
GO, 5.00%, 5/15/2035	200,000	219,728
GO, 5.00%, 5/15/2036	350,000	381,760
City of Philadelphia, Airport System Series 2017B, Rev., AMT, 5.00%, 7/1/2035	2,000,000	2,019,720
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Rev., 5.00%, 6/1/2035	225,000	230,540
Commonwealth of Pennsylvania Series 2024B, GO, 4.00%, 8/15/2041	3,000,000	2,897,643
County of Delaware Series 2024, GO, 5.00%, 8/1/2040	650,000	687,697
County of Lehigh, Lehigh Valley Health Network Hospital Series 2016A, Rev., 4.00%, 7/1/2035	175,000	170,916
Delaware Valley Regional Finance Authority, Local Government Series 2022D, Rev., 4.00%, 3/1/2029	1,000,000	1,024,381

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (b)	455,000	463,534
Series 2020A, Rev., 5.00%, 4/1/2050	4,500,000	4,444,034
Montgomery County Higher Education and Health Authority Series 2022B, Rev., 5.00%, 5/1/2057	2,000,000	1,933,641
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Rev., 5.00%, 9/1/2027	460,000	479,139
Series 2018A, Rev., 4.00%, 9/1/2038	135,000	128,311
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (b)	13,305,000	13,467,235
Mount Lebanon Hospital Authority, St. Clair Memorial Hospital Project, Rev., 4.00%, 7/1/2048	2,255,000	1,842,750
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024B, Rev., GTD, 4.25%, 1/1/2050	1,475,000	1,330,189
Pennsylvania Economic Development Financing Authority, Senior Insured, Capitol Region Parking System Series 2024A, Rev., A.G., 4.00%, 1/1/2042	1,250,000	1,145,461
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, A.G., 5.00%, 12/31/2057	425,000	408,906
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Series 2021A-2, Rev., 4.60%, 10/1/2026 (b)	5,000,000	5,032,038
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-1, Rev., 5.25%, 11/1/2043	1,310,000	1,354,303
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	5,275,000	5,568,399
Series 2024-145A, Rev., 6.00%, 10/1/2054	1,985,000	2,136,295
Pennsylvania Turnpike Commission
Series A-1, Rev., 5.00%, 12/1/2029	105,000	108,890
Series A-1, Rev., 5.00%, 12/1/2031	60,000	61,926
Series 2016B, Rev., 4.00%, 6/1/2033	575,000	576,441
Series 2022A, Rev., 5.00%, 12/1/2033	1,000,000	1,114,673
Series 2022B, Rev., 5.25%, 12/1/2041	1,000,000	1,066,228
Pennsylvania Turnpike Commission, Subordinate
Series 2024-1, Rev., 5.00%, 12/1/2029	1,200,000	1,298,228
Series 2023-1, Rev., 5.00%, 12/1/2036	750,000	817,410
Philadelphia Authority for Industrial Development, Holy Family University Project, Rev., 5.00%, 9/1/2027	610,000	626,005
Philadelphia Energy Authority (The), Philadelphia Street Lighting Project
Series 2023A, Rev., 5.00%, 11/1/2037	835,000	894,325
Series 2023A, Rev., 5.00%, 11/1/2040	2,185,000	2,280,275
Philadelphia Gas Works Co., 1998 General Ordinance Series 17A, Rev., 5.00%, 8/1/2035	1,250,000	1,373,305
Redevelopment Authority of the City of Philadelphia, Service Agreement Series 2024B, Rev., 5.00%, 9/1/2044	725,000	743,801
Township of Hampton
GO, 5.00%, 1/1/2035	150,000	162,098
GO, 4.00%, 1/1/2042	970,000	908,479
GO, 4.00%, 1/1/2047	700,000	619,069
Total Pennsylvania		82,174,230
Puerto Rico — 1.0%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	6,500,000	6,670,582
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2029	2,641,000	2,240,488
Series A-1, Rev., Zero Coupon, 7/1/2046	13,500,000	4,307,367

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Puerto Rico — continued
Series A-1, Rev., Zero Coupon, 7/1/2051	4,770,000	1,119,115
Series A-2, Rev., 4.78%, 7/1/2058	6,000,000	5,369,812
Series A-1, Rev., 5.00%, 7/1/2058	10,000,000	9,379,476
Total Puerto Rico		29,086,840
Rhode Island — 0.6%
Rhode Island Health and Educational Building Corp., Brynt University Issue
Series 2024, Rev., 5.00%, 6/1/2037	2,255,000	2,398,860
Series 2024, Rev., 5.00%, 6/1/2038	1,650,000	1,733,498
Rev., 5.00%, 6/1/2042	2,030,000	2,067,857
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group
Series 2024, Rev., 5.00%, 5/15/2036	960,000	1,019,088
Series 2024, Rev., 5.00%, 5/15/2038	1,150,000	1,200,953
Series 2024, Rev., 5.00%, 5/15/2042	1,000,000	1,016,460
Series 2024, Rev., 5.00%, 5/15/2043	1,000,000	1,012,749
Rhode Island Housing and Mortgage Finance Corp., Homeowenership Series 84-A, Rev., GNMA COLL, 5.00%, 4/1/2049	1,000,000	998,373
State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2018A, GO, 5.00%, 4/1/2029	75,000	79,334
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	5,000,000	4,957,144
Total Rhode Island		16,484,316
South Carolina — 0.8%
Charleston County Airport District, Rev., 5.00%, 7/1/2035	250,000	262,813
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project
Series 2024, Rev., 5.00%, 12/1/2026	1,000,000	1,030,220
Series 2024, Rev., 5.00%, 12/1/2027	1,000,000	1,051,590
Series 2024, Rev., 5.00%, 12/1/2028	1,325,000	1,417,501
County of Dorchester, Waterworks and Sewer System Series 2023, Rev., 4.25%, 10/1/2048	2,000,000	1,840,247
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030	1,300,000	1,422,251
Horry County School District Series 2015A, GO, SCSDE, 4.00%, 3/1/2028	5,000,000	5,001,278
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (b)	2,670,000	2,827,805
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., FHLMC COLL, 4.00%, 3/1/2035 (b)	3,000,000	2,865,556
South Carolina Public Service Authority
Series 2025B, Rev., 5.00%, 12/1/2044	1,250,000	1,264,673
Series 2025A, Rev., 5.00%, 12/1/2046	3,000,000	3,009,368
Series 2025B, Rev., 5.00%, 12/1/2046	2,500,000	2,507,807
Total South Carolina		24,501,109
South Dakota — 0.1%
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	1,495,000	1,652,102
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	1,250,000	1,405,092
Total South Dakota		3,057,194
Tennessee — 1.1%
Chattanooga Health Educational and Housing Facility Board, CommonSpirit Health Series 2019A-1, Rev., 4.00%, 8/1/2037	1,200,000	1,156,396
City of Clarksville Water Sewer and Gas Series 2021A, Rev., 4.00%, 2/1/2041	3,950,000	3,770,209

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
City of Lenoir City, Electric System Series 2022, Rev., 5.00%, 6/1/2033	165,000	182,057
County of Coffee, Rural High School Series 2021A, GO, 5.00%, 6/1/2028	125,000	132,643
County of Sullivan, GO, 5.00%, 5/1/2026	30,000	30,571
Knox County Health Educational and Housing Facility Board, University of Tennessee Project
Series 2024A-1, Rev., 5.00%, 7/1/2037	435,000	459,661
Series 2024A-1, Rev., 5.00%, 7/1/2038	430,000	449,942
Series 2024A-1, Rev., 5.00%, 7/1/2039	500,000	519,742
Series 2024A-1, Rev., 5.25%, 7/1/2049	1,250,000	1,266,760
Memphis-Shelby County Airport Authority Series 2021A, Rev., AMT, 5.00%, 7/1/2045	1,000,000	979,356
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University
Rev., 5.00%, 5/1/2026	450,000	457,004
Series 2023, Rev., 5.00%, 5/1/2038	400,000	415,847
Metropolitan Government of Nashville and Davidson County
GO, 5.00%, 7/1/2031	2,000,000	2,108,553
Series 2024A, Rev., 5.25%, 5/15/2049	1,000,000	1,051,145
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	630,000	643,138
Series 2022B, Rev., AMT, 5.00%, 7/1/2052	500,000	497,812
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group
Series 2024B, Rev., 5.00%, 9/1/2029 (b)	2,950,000	3,072,656
Series 2024A, Rev., 5.25%, 9/1/2034	2,960,000	3,208,899
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.00%, 10/1/2029	125,000	108,119
Series 2019A, Rev., 5.50%, 10/1/2034	150,000	118,510
State of Tennessee Series 2023A, GO, 5.00%, 5/1/2038	5,000,000	5,445,648
Tennessee Energy Acquisition Corp., Gas Project Series 2023A-1, Rev., 5.00%, 5/1/2028 (b)	1,250,000	1,279,829
Tennessee Housing Development Agency Series 2025-1A, Rev., GNMA / FNMA / FHLMC, 6.00%, 1/1/2056	5,000,000	5,446,329
Total Tennessee		32,800,826
Texas — 9.7%
Arlington Higher Education Finance Corp., Lifeschool of Dallas
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2027	155,000	160,755
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2028	205,000	215,579
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2033	290,000	321,866
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2034	295,000	325,994
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2035	240,000	262,550
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2036	420,000	455,694
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc.
Rev., PSF-GTD, 5.00%, 8/15/2026	160,000	163,629
Rev., PSF-GTD, 5.00%, 8/15/2027	145,000	151,548
Rev., PSF-GTD, 5.00%, 8/15/2028	150,000	159,620
Rev., PSF-GTD, 5.00%, 8/15/2029	130,000	139,820
Rev., PSF-GTD, 5.00%, 8/15/2030	100,000	108,712
Austin Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 8/1/2026	2,000,000	2,050,564
Bell County Water Control and Improvement District No. 1
Series 2024, Rev., 5.00%, 7/10/2038	1,000,000	1,066,598
Series 2024, Rev., 5.00%, 7/10/2039	1,000,000	1,060,218
Brushy Creek Regional Utility Authority, Inc., Brushy Creek Regional Water Treatment and Distribution Project, Rev., 5.00%, 8/1/2026	85,000	86,785

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Cedar Hill Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2036	1,900,000	2,100,736
Series 2024, GO, PSF-GTD, 4.00%, 2/15/2050	4,000,000	3,546,497
Central Texas Turnpike System, First Tier
Series 2024B, Rev., 5.00%, 5/15/2030 (b)	1,500,000	1,578,062
Series 2024A, Rev., 5.00%, 8/15/2032	1,000,000	1,102,961
Central Texas Turnpike System, Second Tier
Series 2024C, Rev., 5.00%, 8/15/2033	5,000,000	5,522,693
Series 2024C, Rev., 5.00%, 8/15/2034	4,500,000	4,976,130
City of Austin, Airport System
Rev., AMT, 5.00%, 11/15/2035	1,000,000	1,048,933
Series 2017B, Rev., AMT, 5.00%, 11/15/2046	1,000,000	979,261
City of Bryan Waterworks and Sewer Series 2025, Rev., 4.25%, 7/1/2045	2,750,000	2,587,485
City of Corpus Christi, Utility System Series 2022B, Rev., 5.00%, 7/15/2032	325,000	360,028
City of Dallas Housing Finance Corp., Rosemont at Ash Creek Apartments Series 2023, Rev., FHA, 5.00%, 12/1/2025 (b)	1,375,000	1,385,499
City of El Paso Water Sewer Series 2023, Rev., 5.25%, 3/1/2049	2,500,000	2,583,011
City of Fort Worth Water and Sewer System Series 2024, Rev., 4.25%, 2/15/2054	5,940,000	5,361,525
City of Garland Electric Utility System
Rev., A.G., 5.00%, 3/1/2026	1,000,000	1,014,409
Rev., A.G., 5.00%, 3/1/2031	1,000,000	1,093,376
Rev., 5.00%, 11/15/2036	1,000,000	1,097,705
City of Georgetown Series 2022, GO, 4.00%, 8/15/2041	2,410,000	2,327,815
City of Georgetown, Utilities System
Series 2023, Rev., 5.00%, 8/15/2025	520,000	521,929
Series 2023, Rev., 5.00%, 8/15/2038	1,375,000	1,453,374
City of Grand Prairie Series 2023, GO, 4.00%, 2/15/2037	600,000	603,118
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2020A, Rev., AMT, 5.00%, 7/1/2027	2,325,000	2,332,659
Series 2020B-2, Rev., AMT, 5.00%, 7/15/2027	1,955,000	1,961,498
Series 2024B, Rev., AMT, 5.25%, 7/15/2034	11,300,000	11,570,636
City of Houston Combined Utility System, First Lien Series 2024A, Rev., 5.25%, 11/15/2049	1,250,000	1,301,797
City of Houston, Combined Utility System, First Lien Series 2018D, Rev., 5.00%, 11/15/2030	45,000	47,695
City of Mansfield, Combination Tax, GO, 5.00%, 2/15/2044	2,000,000	2,086,550
City of Paso Water and Sewer, Rev., 5.00%, 3/1/2034	1,190,000	1,325,235
City of Round Rock, GO, 5.00%, 8/15/2026	1,180,000	1,207,468
City of San Antonio Series 2024, GO, 5.00%, 2/1/2027	1,000,000	1,036,395
City of San Antonio Electric and Gas Systems Series 2024B, Rev., 5.00%, 2/1/2038	1,500,000	1,625,247
City of San Antonio, Electric and Gas Systems Series 2023B, Rev., 5.25%, 2/1/2041	1,560,000	1,660,491
City of San Marcos, Combination Tax, GO, 5.00%, 8/15/2031	170,000	175,905
City of Waco Series 2024, GO, 5.00%, 2/1/2026	1,900,000	1,925,988
City of Waco, Combination Tax Series 2024A, GO, 5.00%, 2/1/2026	1,000,000	1,013,678
Clifton Higher Education Finance Corp., Idea Public Schools
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2026	600,000	613,609
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2027	1,000,000	1,042,327
Clifton Higher Education Finance Corp., Yes Prep Public School, Inc.
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2026	250,000	253,831
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2038	265,000	277,695

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Collin County Community College District, Rev., 4.00%, 8/15/2042	2,200,000	2,034,728
County of Fort Bend Toll Road, Senior Lien
Series 2024, Rev., A.G., 5.00%, 3/1/2035	1,000,000	1,104,751
Series 2024, Rev., A.G., 5.00%, 3/1/2036	1,000,000	1,093,889
Series 2024, Rev., A.G., 5.00%, 3/1/2042	1,000,000	1,039,733
Rev., A.G., 5.00%, 3/1/2044 (d)	2,500,000	2,576,580
County of Hays, Limited Tax, GO, 5.00%, 2/15/2026	20,000	20,280
County of Williamson, Limited Tax, GO, 5.00%, 2/15/2026	40,000	40,585
Crandall Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2039	2,800,000	2,997,906
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2041	5,100,000	5,365,013
Glen Rose Independent School District, Unlimited tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2035	1,000,000	1,067,154
Glen Rose Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2036	1,000,000	1,060,187
Grand Parkway Transportation Corp., Grand Parkway System Subordinate Tier Series 2018A, Rev., 5.00%, 10/1/2043	4,500,000	4,547,068
Harris County-Houston Sports Authority, Senior Lien
Series 2024A, Rev., A.G., 5.00%, 11/15/2025	3,750,000	3,781,035
Series 2024A, Rev., A.G., 5.00%, 11/15/2026	3,500,000	3,599,400
Housing Options, Inc., The Culbreath, Rev., 3.75%, 11/1/2028 (b)	5,000,000	5,034,473
Houston Independent School District, Limited Tax Series 2025B, GO, PSF-GTD, 5.00%, 2/15/2027	4,000,000	4,147,099
Irion County Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 8/15/2042	1,075,000	1,127,261
Series 2024, GO, PSF-GTD, 5.00%, 8/15/2044	1,185,000	1,230,626
Jarrell Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2036	1,000,000	1,100,935
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2037	1,000,000	1,090,460
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2040	1,260,000	1,334,721
Katy Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2033	2,000,000	2,237,687
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2034	1,200,000	1,348,684
Laredo Independent School District Series 2024, GO, PSF-GTD, 5.00%, 8/1/2025	1,750,000	1,755,764
Lewisville Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 8/15/2041 (d)	12,500,000	11,907,836
Little Elm Independent School District Series 2024, GO, PSF-GTD, 4.00%, 8/15/2054	6,000,000	5,177,186
Longview Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2039	1,230,000	1,326,123
Lower Colorado River Authority
Series 2024, Rev., 5.00%, 5/15/2026	1,000,000	1,018,034
Series 2024, Rev., 5.00%, 5/15/2036	4,000,000	4,322,743
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Rev., 4.00%, 5/15/2034	1,000,000	993,348
Rev., 5.00%, 5/15/2035	155,000	159,387
Series 2024A, Rev., A.G., 5.00%, 5/15/2043	4,000,000	4,126,064
Mabank Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 8/15/2025	2,775,000	2,785,182
Series 2024, GO, PSF-GTD, 5.00%, 8/15/2026	600,000	614,397
Series 2024, GO, PSF-GTD, 5.00%, 8/15/2027	550,000	575,077
Mansfield Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	4,850,000	4,193,986
Melissa Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2027	350,000	361,121
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2028	320,000	337,368

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2029	250,000	267,975
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2030	220,000	239,225
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2031	250,000	275,010
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2041	1,000,000	1,054,109
Mission Economic Development Corp., Graphic Packaging International LLC Project, Rev., AMT, 5.00%, 6/1/2030 (b)	2,000,000	2,042,565
Montgomery Independent School District, Unlimited Tax Series 2024A, GO, PSF-GTD, 5.00%, 2/15/2030	2,910,000	3,160,564
New Hope Cultural Education Facilities Finance Corp., Bela Vida Forefront Living Projects Series 2025A, Rev., 6.25%, 10/1/2045	2,255,000	2,164,121
North Texas Tollway Authority, First Tier Series 2023A, Rev., 5.00%, 1/1/2026	3,740,000	3,784,439
Northwest Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2039	2,500,000	2,662,684
Series 2022A, GO, PSF-GTD, 5.00%, 2/15/2048	1,000,000	1,018,983
Series 2024A, GO, PSF-GTD, 5.00%, 2/15/2049	5,000,000	5,105,368
Permanent University Fund - University of Texas System
Series 2025A, Rev., 5.00%, 7/1/2035	2,000,000	2,257,127
Series 2016B, Rev., 4.00%, 7/1/2038	7,985,000	7,610,438
Series 2025A, Rev., 5.00%, 7/1/2048	1,000,000	1,034,296
Plano Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2029	2,250,000	2,415,620
GO, PSF-GTD, 5.00%, 2/15/2030	3,000,000	3,266,554
GO, PSF-GTD, 4.00%, 2/15/2043	2,000,000	1,887,797
GO, PSF-GTD, 4.00%, 2/15/2044	3,250,000	3,043,361
Prosper Independent School District, GO, PSF-GTD, 5.00%, 2/15/2040	1,140,000	1,214,456
San Antonio Education Facilities Corp., Trinity University Project Series 2024A, Rev., 5.00%, 6/1/2034	1,250,000	1,386,209
State of Texas, College Student Loan, Rev., AMT, 5.00%, 8/1/2029 (d)	2,170,000	2,300,864
Tarrant County College District Series 2022, GO, 5.00%, 8/15/2028	1,000,000	1,062,176
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (b)	2,215,000	2,366,801
Tarrant County Cultural Education Facilities Finance Corp., Christus Health
Series 2024B, Rev., 5.00%, 7/1/2025	935,000	936,167
Series 2024B, Rev., 5.00%, 7/1/2026	1,110,000	1,131,072
Series 2024B, Rev., 5.00%, 7/1/2027	2,360,000	2,446,516
Series 2024B, Rev., 5.00%, 7/1/2028	3,000,000	3,153,642
Series 2024B, Rev., 5.00%, 7/1/2029	2,485,000	2,640,056
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center, Rev., 4.13%, 12/1/2054	2,495,000	2,097,788
Tarrant Regional Water District Water Supply System Series 2022, Rev., 5.00%, 3/1/2048	4,930,000	5,038,844
Texas A&M University, Financing System Series 2017E, Rev., 5.00%, 5/15/2030	155,000	160,015
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply
Series 2023A, Rev., 5.50%, 1/1/2030 (b)	5,000,000	5,282,908
Series 2023B, Rev., 5.50%, 1/1/2034 (b)	6,135,000	6,705,969
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (b)	8,000,000	8,420,875
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Mobility Partners LLC Series 2019A, Rev., 4.00%, 12/31/2039	1,130,000	1,045,663
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC Project
Series 2023, Rev., AMT, 5.25%, 12/31/2036	2,835,000	2,943,369
Rev., AMT, 5.00%, 6/30/2058	2,000,000	1,902,763
Texas Public Finance Authority, Texas Southern University
Series 2023, Rev., 5.00%, 5/1/2026	500,000	506,788

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2023, Rev., 5.00%, 5/1/2027	625,000	644,288
Texas State Affordable Housing Corp., Juniper Creek Apartments Project Series 2023, Rev., 3.75%, 7/1/2026 (b)	3,000,000	3,013,954
Texas Water Development Board
Series 2023A, Rev., 5.00%, 10/15/2037	1,700,000	1,856,229
Series 2023A, Rev., 5.00%, 10/15/2058	1,725,000	1,750,114
Trinity River Authority of Texas, Livingston Regional Water Supply System Project
Series 2023, Rev., 5.00%, 8/1/2036	1,120,000	1,212,048
Series 2023, Rev., 5.00%, 8/1/2037	1,175,000	1,260,291
Trinity River Authority, Tarrant County Water Project
Series 2023, Rev., 5.00%, 2/1/2041	700,000	733,525
Series 2023, Rev., 5.00%, 2/1/2042	675,000	703,334
Trinity River Authority, Water Project, Rev., 5.00%, 2/1/2026	60,000	60,745
Waxahachie Independent School District Series 2024, GO, PSF-GTD, 5.00%, 2/15/2038	1,000,000	1,079,515
Weslaco Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2037	800,000	876,721
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2038	1,000,000	1,083,352
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2041	1,000,000	1,058,215
Wylie Independent School District, GO, PSF-GTD, 5.00%, 8/15/2039	2,695,000	2,880,346
Total Texas		282,312,908
Utah — 0.8%
City of Salt Lake City, Airport System
Series 2021A, Rev., AMT, 5.00%, 7/1/2029	2,350,000	2,473,710
Series 2023A, Rev., AMT, 5.25%, 7/1/2040	1,060,000	1,105,424
City of Salt Lake City, Sales and Excise Tax Series 2022A, Rev., 4.00%, 10/1/2030	155,000	161,618
Intermountain Power Agency, Utah Power Supply
Series 2023A, Rev., 5.00%, 7/1/2033	1,465,000	1,591,014
Series 2023A, Rev., 5.00%, 7/1/2036	1,190,000	1,260,513
Series 2024A, Rev., 5.00%, 7/1/2037	2,600,000	2,750,913
Series 2024A, Rev., 5.00%, 7/1/2039	1,610,000	1,683,367
Mida Cormont Public Infrastructure District, Limited Tax Series 2025A-1, GO, 6.25%, 6/1/2055 (c)	1,000,000	1,022,859
Mida Mountain Village Public Infrastructure District, Utah Subordinate Tax Allocation Series 2024-1, Rev., 5.13%, 6/15/2054 (c)	2,000,000	1,855,629
Utah Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	5,000,000	5,533,896
Utah Infrastructure Agency Series 2021, Rev., 4.00%, 10/15/2029	1,210,000	1,204,830
Utah Telecommunication Open Infrastructure Agency, Sales Tax and Telecommunications
Rev., 5.25%, 6/1/2034	325,000	359,932
Rev., 5.25%, 6/1/2035	580,000	639,135
Utah Transit Authority, Sales Tax
Rev., 5.00%, 6/15/2040	1,580,000	1,685,198
Series 2023, Rev., 5.00%, 12/15/2041	1,235,000	1,304,775
Total Utah		24,632,813
Virginia — 1.4%
City of Richmond, Public Improvement Series 2017B, GO, 5.00%, 7/15/2027	175,000	183,132
County of Arlington, GO, 5.00%, 6/15/2038	210,000	226,215
County of Henrico Water and Sewer, Rev., 5.00%, 5/1/2029	100,000	108,014
County of Spotsylvania Water and Sewer System Series 2024, Rev., 4.00%, 12/1/2046	1,150,000	1,039,701
County of Spotsylvania, Public Improvement, GO, 5.00%, 7/15/2029	85,000	90,340

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Fairfax County Industrial Development Authority, Rev., 4.00%, 5/15/2042	2,025,000	1,870,286
Halifax County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (b)	2,465,000	2,487,007
Northern Virginia Transportation Commission, Transforming Rail in Virginia Program, Rev., 5.00%, 6/1/2040	640,000	678,305
Prince William County Service Authority, Water and Sewer System
Rev., 5.00%, 7/15/2032	1,000,000	1,121,258
Rev., 5.00%, 7/15/2033	1,000,000	1,129,070
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs
Series 2023B, Rev., 5.00%, 2/1/2033	150,000	168,560
Series 2023A, Rev., 4.00%, 9/1/2040	1,385,000	1,313,963
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	5,000,000	5,004,014
Virginia Public School Authority, 1997 Resolution Series 2025A, Rev., 5.00%, 8/1/2037	3,840,000	4,280,067
Virginia Resources Authority, Virginia Pooled Financing Program Series 2024A, Rev., 5.00%, 11/1/2040	2,100,000	2,278,726
Virginia Small Business Financing Authority
Series 2021, Rev., 4.00%, 12/1/2051	1,145,000	916,199
Series 2024A, Rev., 5.50%, 12/1/2054	2,500,000	2,519,088
Virginia Small Business Financing Authority, Environmental Facilities Pure Salmon Virginia LLC Project, Rev., AMT, 4.00%, 11/20/2025 (b)	7,000,000	7,001,618
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing Opco, LLC Project
Rev., AMT, 4.00%, 7/1/2032	250,000	245,586
Rev., AMT, 4.00%, 1/1/2036	2,000,000	1,903,601
Virginia Small Business Financing Authority, Senior Lien, Transform 66 P3 Project, Rev., AMT, 5.00%, 12/31/2056	5,880,000	5,430,469
Total Virginia		39,995,219
Washington — 2.7%
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax, GO, 4.00%, 12/1/2036	1,000,000	1,007,504
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2021S-1, Rev., 4.00%, 11/1/2040	2,000,000	1,954,838
City of Seattle, Municipal Light and Power Series 2021A, Rev., 4.00%, 7/1/2047	5,000,000	4,419,034
Clark County Public Utility District No. 1 Electric Series 2024, Rev., 5.00%, 1/1/2026	1,165,000	1,179,180
Clark County School District No. 101 La Center, Unlimited Tax, GO, 5.00%, 12/1/2029	50,000	52,263
County of King Sewer Series 2016A, Rev., 4.00%, 7/1/2038	5,000,000	4,947,313
County of King, Limited Tax Series 2023B, GO, 5.00%, 12/1/2053	6,055,000	6,211,383
Energy Northwest, Columbia Generating Station Series 2021A, Rev., 4.00%, 7/1/2042	3,760,000	3,502,669
Energy Northwest, Project 1
Series 2017A, Rev., 5.00%, 7/1/2028	55,000	57,189
Series 2025A, Rev., 5.00%, 7/1/2032	2,000,000	2,243,637
Fircrest Properties, State of Washington Dshs Project, Rev., 5.50%, 6/1/2049	5,000,000	5,269,045
King and Pierce Counties Valley Regional Fire Authority, Unlimited Tax, GO, A.G., 5.00%, 12/1/2034	1,000,000	1,123,423
Mason County School District No. 309 Shelton, Unlimited Tax, GO, 5.00%, 12/1/2029	45,000	46,397
Pierce County School District No. 416 White River, Unlimited Tax, GO, 5.00%, 12/1/2025	50,000	50,504
State of Washington Motor Vehicle Fuel Tax
Series R-2025E, GO, 5.00%, 8/1/2029	6,860,000	7,439,276
Series 2025C, GO, 5.00%, 7/1/2030	5,040,000	5,533,718
Series R-2025E, GO, 5.00%, 8/1/2030	2,980,000	3,275,704
Series R 2025 C, GO, 5.00%, 7/1/2032	4,000,000	4,487,274
Series 2024D, GO, 5.00%, 6/1/2045	4,000,000	4,129,311
State of Washington, State and Local Agency Real and Personal Property Series 2015C, COP, 5.00%, 1/1/2029	55,000	55,504
State of Washington, Various Purpose
Series 2020C, GO, 5.00%, 2/1/2043	700,000	716,801

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Series 2022A, GO, 5.00%, 8/1/2043	1,170,000	1,208,227
Three Rivers Regional Wastewater Authority Series 2024, Rev., 5.00%, 9/1/2037	1,275,000	1,368,533
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	6,000,000	5,718,344
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center
Series 2025A, Rev., 5.00%, 3/1/2027	1,000,000	1,034,376
Series 2025A, Rev., 5.00%, 3/1/2028	750,000	786,645
Series 2025A, Rev., 5.00%, 3/1/2029	1,000,000	1,060,872
Series 2025A, Rev., 5.00%, 3/1/2030	1,000,000	1,072,153
Washington State Housing Finance Commission, Blakeley and Laurel Villages Portfolio Series 2025A, Rev., 5.50%, 7/1/2050 (c)	2,500,000	2,459,825
Washington State Housing Finance Commission, Radford Court and Nordheim Court
Series 2024, Rev., 5.50%, 7/1/2049	2,000,000	2,040,379
Series 2024, Rev., 5.00%, 7/1/2054	2,500,000	2,384,626
Washington State Housing Finance Commission, Seattle Academy Of Arts and Science Project Series 2023, Rev., 5.63%, 7/1/2038 (c)	1,215,000	1,302,395
Total Washington		78,138,342
West Virginia — 0.2%
State of West Virginia Series 2019A, GO, 5.00%, 12/1/2035	1,055,000	1,106,768
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project, Rev., AMT, 4.63%, 5/15/2032 (b)	4,000,000	3,975,728
West Virginia Hospital Finance Authority, University Health System Series 2023A, Rev., 5.00%, 6/1/2040	1,800,000	1,860,071
Total West Virginia		6,942,567
Wisconsin — 3.0%
City of Milwaukee, Promissory Notes Series 2023N3, GO, A.G., 5.00%, 4/1/2032	1,655,000	1,812,437
City of Oshkosh, Sewer Series 2022E, Rev., 5.00%, 5/1/2027	550,000	569,988
City of Oshkosh, Water
Series 2022D, Rev., 5.00%, 1/1/2027	165,000	170,452
Series 2022D, Rev., 5.00%, 1/1/2028	180,000	188,880
Public Finance Authority, Rev., AMT, 5.75%, 7/1/2054	10,035,000	10,245,629
Public Finance Authority, AFCO Airport Real Estate Group
Series 2023, Rev., AMT, 5.00%, 7/1/2025	265,000	265,149
Series 2023, Rev., AMT, 5.00%, 7/1/2026	450,000	454,685
Series 2023, Rev., AMT, 5.00%, 7/1/2027	790,000	806,185
Public Finance Authority, Astro Texas Land Projects
Series 2024, Rev., 5.50%, 6/1/2025 (c)	1,500,000	1,500,000
Rev., 5.00%, 12/15/2036 (c)	4,997,753	4,896,049
Public Finance Authority, Celanese Corp. Series 2016C, Rev., AMT, 4.30%, 11/1/2030	1,850,000	1,825,257
Public Finance Authority, Eastern Michigan University Student Housing Project Series 2022A-1, Rev., 5.00%, 7/1/2032	500,000	541,979
Public Finance Authority, Kahala Nui Project
Rev., 5.00%, 11/15/2025	360,000	362,051
Rev., 5.00%, 11/15/2026	275,000	280,663
Rev., 5.00%, 11/15/2027	290,000	299,943
Rev., 5.00%, 11/15/2028	380,000	397,344
Rev., 5.00%, 11/15/2029	300,000	316,568
Rev., 5.00%, 11/15/2030	240,000	255,206
Rev., 5.00%, 11/15/2031	440,000	470,792
Rev., 5.00%, 11/15/2032	460,000	493,267

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Rev., 5.00%, 11/15/2034	680,000	731,091
Rev., 5.25%, 11/15/2061	1,000,000	996,359
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project
Series 2025B, Rev., 5.00%, 6/15/2030	175,000	182,943
Series 2025B, Rev., 5.25%, 6/15/2035	275,000	291,404
Series 2025A, Rev., 5.00%, 6/15/2037	1,000,000	1,047,531
Series 2025A, Rev., 5.00%, 6/15/2039	250,000	257,599
Series 2025B, Rev., 5.25%, 6/15/2045	550,000	546,977
Public Finance Authority, Senior Lien, Rev., AMT, 5.50%, 7/1/2044	2,745,000	2,810,879
State of Wisconsin
Series 2016-2, GO, 5.00%, 11/1/2026	50,000	50,959
Series 2025 1, GO, 5.00%, 5/1/2033	4,320,000	4,871,103
Series 2025A, GO, 5.00%, 5/1/2034	12,300,000	13,905,417
Series 2023B, GO, 5.00%, 5/1/2035	1,280,000	1,401,843
Series 2025 2, GO, 5.00%, 5/1/2038	3,950,000	4,333,017
State of Wisconsin Environmental Improvement Fund Series 2018A, Rev., 5.00%, 6/1/2025	35,000	35,000
University of Wisconsin Hospitals and Clinics Series 2024B, Rev., 5.00%, 10/1/2031 (b)	2,000,000	2,162,402
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center
Series 2024A, Rev., 5.00%, 4/1/2028	1,530,000	1,611,911
Series 2024A, Rev., 5.00%, 4/1/2029	3,205,000	3,426,099
Series 2024A, Rev., 5.00%, 4/1/2030	3,365,000	3,641,978
Series 2024A, Rev., 5.00%, 4/1/2031	3,525,000	3,852,040
Series 2024A, Rev., 5.00%, 4/1/2032	1,860,000	2,039,561
Series 2024A, Rev., 5.00%, 4/1/2033	1,285,000	1,421,083
Series 2024A, Rev., 5.00%, 4/1/2034	1,200,000	1,332,019
Series 2024A, Rev., 5.00%, 4/1/2035	1,515,000	1,686,467
Wisconsin Health and Educational Facilities Authority Series 2016A, Rev., 4.00%, 11/15/2046	1,600,000	1,354,610
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group
Rev., 5.25%, 8/15/2050	1,000,000	1,018,057
Rev., 4.38%, 8/15/2055	4,000,000	3,443,461
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc. Project Series 2024, Rev., 5.00%, 8/1/2027 (c)	1,000,000	1,014,101
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	965,000	1,035,911
Total Wisconsin		86,654,346
Wyoming — 0.5%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	13,305,000	11,500,915
Wyoming Community Development Authority
Series 2023-1, Rev., 5.75%, 6/1/2053	1,350,000	1,416,475
Series 2024-1, Rev., 6.00%, 12/1/2054	2,495,000	2,686,773
Total Wyoming		15,604,163
Total Municipal Bonds (Cost $2,613,788,234)		2,585,614,718

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 12.0%
Investment Companies — 12.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.30% (f) (g) (Cost $351,525,262)	351,495,915	351,531,065
Total Investments — 100.4% (Cost $2,965,313,496)		2,937,145,783
Liabilities in Excess of Other Assets — (0.4)%		(11,834,198)
NET ASSETS — 100.0%		2,925,311,585

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2025.

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Long Bond	260	09/19/2025	USD	29,412,500	609,545
Short Contracts
U.S. Treasury 10 Year Ultra Note	(184)	09/19/2025	USD	(20,757,500)	(254,650)
U.S. Treasury Ultra Bond	(87)	09/19/2025	USD	(10,119,188)	(232,560)
(487,210)
122,335

Abbreviations
USD	United States Dollar

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$2,585,614,718	$—	$2,585,614,718
Short-Term Investments
Investment Companies	351,531,065	—	—	351,531,065
Total Investments in Securities	$351,531,065	$2,585,614,718	$—	$2,937,145,783

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$609,545	$—	$—	$609,545
Depreciation in Other Financial Instruments
Futures Contracts	$(487,210)	$—	$—	$(487,210)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$122,335	$—	$—	$122,335
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.30% (a) (b)	$282,312,368	$632,946,012	$563,727,315	$—	$—	$351,531,065	351,495,915	$2,129,794	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.